UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Annual Report

May 31, 2022

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Rising Rates Led to Losses for Municipal Bonds

Market conditions changed dramatically during the 12-month period. Early on, upbeat economic activity and solid investor demand supported municipal bonds (munis). Additionally, expectations for higher federal tax rates and increased federal support for state and local governments further aided the broad muni market.
By August, Treasury and municipal bond yields began climbing, and the municipal bond rally stalled. Uncertainties surrounding proposed Biden administration tax and spending programs contributed to the market’s cool off. Additionally, the muni market’s reaction to the November passage of the Infrastructure Investment and Jobs Act was lackluster. Meanwhile, inflation had been steadily climbing, prompting the Federal Reserve (Fed) to adopt a more hawkish tone and start tapering its asset purchases.
With inflation hitting a 40-year high in early 2022, the Fed launched its first rate-hike campaign in more than three years. Anticipating aggressive Fed tightening and weaker economic growth, U.S. bonds, including munis, sold off sharply. In addition, Russia’s invasion of Ukraine in February contributed to broad market unrest. The Fed lifted rates again in May, its first half-point hike in 22 years, and suggested more rate hikes were in store.

Soaring inflation and a hawkish Fed left yields sharply higher than they were a year earlier, even as U.S. growth weakened. Most U.S. fixed-income sectors posted negative 12-month returns. Municipal bonds generally fared better than the broad U.S. Treasury market, and high-yield munis modestly outperformed investment-grade munis.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of May 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	-6.72%	3.18%	3.88%	—	3/31/98
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	—	-6.48%	2.90%	4.01%	—	—
I Class	AYMIX	-6.53%	3.38%	4.09%	—	3/1/10
Y Class	AYMYX	-6.50%	3.42%	—	3.77%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		-6.95%	2.92%	3.63%	—
With sales charge		-11.15%	1.98%	3.15%	—
C Class	AYMCX	-7.65%	2.16%	2.86%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2022
Investor Class — $14,641

S&P Municipal Bond 50% Investment Grade/50% High Yield Index — $14,820

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.61%	0.41%	0.38%	0.86%	1.61%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Joseph Gotelli and Alan Kruss

Steven Permut left the portfolio management team April 30, 2022, ahead of his June 30, 2022, retirement from American Century Investments.

Performance Summary

High-Yield Municipal returned -6.72%* for the 12 months ended May 31, 2022. By comparison, the S&P Municipal Bond 50% Investment Grade/50% High Yield Index returned -6.48%. Fund returns reflect operating expenses, while index returns do not.

Against a backdrop of surging inflation, rising interest rates, hawkish Federal Reserve (Fed) policy and widespread market volatility, the fund and index declined. The fund’s relative underperformance was primarily due to our longer-than-index duration positioning as interest rates rose.

Broad municipal bond (muni) market sentiment started the period upbeat, aided by increased economic activity and solid investor demand. Additionally, a federal COVID-19 aid package passed in early 2021 provided direct support to states, which helped bolster munis. Expectations for higher federal taxes and growing federal support for state and local governments further supported the municipal bond market.

Market dynamics started shifting in August. Relatively high muni valuations due to previous strong performance, combined with mounting uncertainties surrounding President Joe Biden’s tax and spending priorities, pressured yields. Meanwhile, inflation continued to march higher, as energy prices soared and global supply chains remained broken. In a pivot to more-hawkish policy, the Fed announced it would begin tapering asset purchases in November.

By early 2022, market volatility intensified. Russia’s invasion of Ukraine in February triggered broad-based market unrest and a recalibration of global growth, inflation and supply chain outlooks. The U.S. inflation rate showed no signs of easing and hit a 40-year high. This prompted the Fed to abruptly halt its bond-buying program and lift short-term rates in March and May. U.S. Treasury and municipal bond yields continued to rise, and bonds sold off sharply through the end of the reporting period.

Broad bond indices declined for the 12 months. Losses among munis weren’t as steep as they were in the Treasury market, largely due to a late-period municipal bond market rally. High-yield munis modestly outperformed investment-grade munis for the reporting period.

Duration Positioning Detracted from Relative Results

Throughout the reporting period, the fund’s duration remained longer than the index’s duration. This stance weighed on the fund’s relative performance as the yield curve steepened. In particular, the sharp rise in longer-maturity interest rates in the second half of the reporting period undermined our duration positioning.

Security Selection Aided Performance

Security selection contributed to relative performance, largely due to our investments in the hospitals and special tax sectors. Selections in the student housing, state general obligation and private university sectors also lifted relative results.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

Sector Allocation Added Value

Overall, our sector allocation decisions aided relative performance. Overweight positions versus the index in the charter school and retirement community sectors were top contributors. Additionally, our overweight position in high-yield securities relative to the index (which has 50% exposure to high-yield munis) lifted results. High-yield munis generally outperformed investment-grade issues for the period.

Portfolio Positioning

Looking ahead, we believe investors’ adjustments to the hawkish Fed, inflation uncertainties and geopolitical unrest will continue to roil fixed-income markets. Yet, we also believe the markets have largely accounted for significant rate increases in 2022. We believe higher rates, improving valuations relative to Treasuries and sound muni market fundamentals may attract investors into municipal bonds.

Most muni bond issuers entered 2022 exhibiting financial strength. Accordingly, we believe inflation’s near-term impact should be modest. Some issuers may see rising tax revenues as consumer prices climb. However, longer-term inflationary pressures, particularly in food, energy, labor and construction costs, could erode state and local governments’ revenues and elevate expenses.

While riding out the anticipated market volatility, we expect to shift the portfolio’s duration closer to neutral. Additionally, we plan to focus new positions on higher-quality issuers and sectors. These may include securities in the hospital, gas-prepaid, development district, higher education and retirement community sectors. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	97.8%
Affiliated Funds	1.1%
Other Assets and Liabilities	1.1%

Top Five States and Territories	% of net assets
New York	12.1%
Texas	8.5%
Illinois	6.9%
Arizona	6.7%
Florida	5.9%

Top Five Sectors	% of fund investments
Special Tax	15%
Retirement Community	12%
Hospital	11%
General Obligation (GO) - Local	10%
Charter School	9%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$919.00	$2.82	0.59%
I Class	$1,000	$919.90	$1.87	0.39%
Y Class	$1,000	$920.10	$1.72	0.36%
A Class	$1,000	$917.90	$4.02	0.84%
C Class	$1,000	$914.40	$7.59	1.59%
Hypothetical
Investor Class	$1,000	$1,021.99	$2.97	0.59%
I Class	$1,000	$1,022.99	$1.97	0.39%
Y Class	$1,000	$1,023.14	$1.82	0.36%
A Class	$1,000	$1,020.74	$4.23	0.84%
C Class	$1,000	$1,017.00	$8.00	1.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
9

Schedule of Investments

MAY 31, 2022

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.8%
Alabama — 1.4%
Black Belt Energy Gas District Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	$3,845,000	$3,978,309
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,200,522
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,096,395
		11,275,226
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	500,750
State of Alaska International Airports System Rev., 5.00%, 10/1/25	1,980,000	2,128,015
State of Alaska International Airports System Rev., 5.00%, 10/1/26	1,470,000	1,604,188
		4,232,953
Arizona — 6.7%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,875,440
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,692,986
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,103,694
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	7,993,430
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	1,400,000	1,447,865
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,140,052
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,389,523
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43, Prerefunded at 100% of Par(2)	1,000,000	1,045,329
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	5,031,961
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	843,695
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,519,142
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,518,712
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,131,751
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	509,767
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,013,308
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,013,308
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,013,108
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,063,721
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	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	$1,325,000	$1,326,754
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,326,754
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	834,358
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,552,218
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,490,788
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	1,009,222
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	121,000	121,012
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	96,000	95,992
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	994,894
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	802,087
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	4,646,548
		55,547,419
Arkansas — 0.5%
Little Rock Metrocentre Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.63%, 6/1/22 (LOC: JPMorgan Chase Bank N.A.)	4,300,000	4,300,000
California — 4.9%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	381,292
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	195,000	206,182
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	1,448,230
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	1,000,000	180,269
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	4,899,213
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	510,553
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	508,665
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,012,241
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,801,654
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	2,206,957
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,381,331
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,504,281
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	670,777
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,295,499
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/52	3,000,000	2,787,541
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	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	$500,000	$561,216
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	2,785,561
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,754,564
Regents of the University of California Medical Center Pooled Rev., 4.00%, 5/15/53	4,170,000	4,267,446
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,535,220
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	1,000,000	996,210
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	1,021,959
State of California GO, 4.00%, 4/1/49	900,000	937,256
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,504,817
		40,158,934
Colorado — 2.7%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	431,108
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	531,374
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,223,176
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	947,711
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,006,337
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,000,742
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/49	2,500,000	2,750,473
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	505,452
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,338,861
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,860,000	1,934,641
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,386,133
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)(4)	1,000,000	1,066,195
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,225,879
One Horse Business Improvement District Rev., 6.00%, 6/1/24	440,000	440,581
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	508,193
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,002,379
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,670,112
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,462,874
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	304,675
		22,736,896
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,912,991
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	1,000,000	986,984
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	2,035,951
		6,935,926
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,038,778
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	Principal Amount	Value
District of Columbia — 1.0%
District of Columbia GO, 4.00%, 2/1/46	$1,500,000	$1,553,221
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(3)	15,000,000	2,346,903
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,927,519
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	1,000,000	1,155,808
		7,983,451
Florida — 5.9%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	253,336
Brevard County Health Facilities Authority Rev., (Health First, Inc. Obligated Group), 5.00%, 4/1/52	3,000,000	3,298,873
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	1,031,889
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	726,686
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	1,920,568
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,860,000	4,621,814
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/35	1,850,000	1,898,470
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/38	1,800,000	1,817,942
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,237,629
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	804,716
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	852,477
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,048,019
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,316,293
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	979,267
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,036,240
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,870,000	2,999,017
Port State Lucie Sales Tax Rev., 4.00%, 9/1/51	2,500,000	2,583,156
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,900,886
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,426,590
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,301,317
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,569,885
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	380,000	387,934
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,875,000	1,782,053
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,535,000	2,449,623
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,935,000	1,654,857
13

	Principal Amount	Value
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	$1,995,000	$2,006,637
		48,906,174
Georgia — 2.7%
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,277,907
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,772,949
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,137,934
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,873,591
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	4,300,000	4,407,185
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 9/1/52 (GA: Citigroup, Inc.)	4,555,000	4,650,710
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,550,911
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,454,216
		22,125,403
Hawaii — 0.3%
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/41	2,000,000	2,269,620
Idaho — 0.6%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,263,377
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	2,006,197
		5,269,574
Illinois — 6.9%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,341,947
Chicago GO, 5.00%, 1/1/28	2,000,000	2,136,227
Chicago GO, 5.00%, 1/1/29	2,000,000	2,147,663
Chicago GO, 5.625%, 1/1/29	2,500,000	2,701,556
Chicago GO, 5.50%, 1/1/39	2,000,000	2,080,657
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,138,142
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,818,524
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,580,942
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,096,793
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,230,901
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,553,966
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,443,848
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,626,756
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,117,294
Illinois Finance Authority Rev., (NorthShore University HealthSystem Obligated Group), 5.00%, 8/15/47	2,000,000	2,256,502
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50, Prerefunded at 100% of Par(2)	2,000,000	2,173,967
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/45	1,790,000	2,000,876
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	1,380,000	1,437,470
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,245,097
State of Illinois GO, 5.00%, 10/1/33	900,000	945,224
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,103,612
14

	Principal Amount	Value
State of Illinois GO, 5.50%, 7/1/38	$1,000,000	$1,023,355
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,035,614
State of Illinois GO, 5.50%, 5/1/39	985,000	1,066,988
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,621,158
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,752,718
		56,677,797
Indiana — 0.1%
Indiana Housing & Community Development Authority Rev., VRDN, 0.61%, 6/1/22 (LIQ FAC: TD Bank N.A.)	500,000	500,000
Iowa — 0.9%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,706,264
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,720,000	1,708,753
Iowa Tobacco Settlement Authority Rev., Capital Appreciation, 0.00%, 6/1/65(3)	9,750,000	1,352,055
		7,767,072
Kansas — 0.2%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,291,687
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	709,172
		2,000,859
Kentucky — 1.6%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,396,658
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,709,488
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	510,352
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,902,780
		13,519,278
Louisiana — 0.7%
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.58%, 6/1/22	1,300,000	1,300,000
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,676,976
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,429,992
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,061,050
		5,468,018
Maryland — 1.4%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,526,264
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,507,193
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,062,809
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,093,047
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	3,370,000	2,908,508
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,453,725
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,035,604
		11,587,150
Massachusetts — 1.6%
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	5,150,000	6,028,524
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	1,037,035
15

	Principal Amount	Value
Massachusetts Transportation Fund Rev., 5.00%, 6/1/42	$5,000,000	$5,839,843
		12,905,402
Michigan — 2.9%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,585,020
Detroit GO, 5.50%, 4/1/45	1,540,000	1,693,378
Detroit GO, 5.00%, 4/1/46	2,000,000	2,089,769
Detroit GO, 5.00%, 4/1/50	2,250,000	2,342,531
Detroit GO, 5.50%, 4/1/50	1,820,000	1,991,466
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,499,499
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	1,930,530
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,603,334
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	405,000	424,120
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(3)	1,500,000	181,855
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,662,549
		24,004,051
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	3,932,673
Mississippi — 0.4%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.58%, 6/1/22 (GA: Chevron Corp.)	1,275,000	1,275,000
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	867,651
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	920,442
		3,063,093
Missouri — 2.3%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	986,801
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	944,088
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,500,000	1,644,370
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,110,875
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,564,299
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,006,030
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,939,026
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,555,861
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,011,976
		18,763,326
Nevada — 2.4%
Clark County Special Assessment, 5.00%, 8/1/30	1,275,000	1,317,736
Clark County Special Assessment, 5.00%, 8/1/32	330,000	339,898
Clark County Special Assessment, 5.00%, 8/1/35	605,000	621,288
16

	Principal Amount	Value
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	$2,030,000	$2,050,886
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	300,000	302,052
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	935,000	961,730
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	840,000	774,939
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	345,214
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,014,642
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,410,366
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	575,000	581,512
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	705,000	716,133
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	575,000	583,175
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	950,000	956,711
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	8,500,000	1,005,721
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	13,000,000	1,251,426
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,754,305
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,578,020
		19,565,754
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,281,119
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,112,974
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,170,727
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,667,575
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,117,584
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	731,572
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,242,518
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	463,376
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,523,762
New Jersey Health Care Facilities Financing Authority Rev., (AtlantiCare Health System Obligated Group), 4.00%, 7/1/35	1,010,000	1,043,169
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,356,885
State of New Jersey GO, 4.00%, 6/1/32	900,000	969,276
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,154,222
		28,834,759
New Mexico — 0.7%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	505,793
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	451,167
17

	Principal Amount	Value
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	$1,200,000	$1,190,238
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	405,000	397,700
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	915,053
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,433,096
		5,893,047
New York — 12.1%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,561,647
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	655,949
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	521,065
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,026,653
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,024,400
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	1,625,000	1,572,358
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	3,870,000	3,684,271
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,621,508
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	3,865,000	3,815,796
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,404,377
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,561,990
New York City GO, 5.25%, 5/1/42	1,000,000	1,177,737
New York City GO, 5.25%, 5/1/43	1,000,000	1,176,576
New York City GO, 5.00%, 8/1/43	7,040,000	7,873,525
New York City GO, VRDN, 0.57%, 6/1/22 (SBBPA: Bank of America N.A.)	2,825,000	2,825,000
New York City GO, VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,900,000	3,900,000
New York City GO, VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	900,000	900,000
New York City GO, VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	1,000,000	1,095,520
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	331,291
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,001,548
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/25	1,535,000	1,666,065
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/48	5,000,000	5,653,755
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/51	5,385,000	6,125,010
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	2,330,000	2,463,618
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: Mizuho Bank Ltd.)	2,700,000	2,700,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
New York City Water & Sewer System Rev., 5.00%, 6/15/52	2,100,000	2,399,848
18

	Principal Amount	Value
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	$1,500,000	$1,300,519
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,013,396
New York Power Authority Rev., 5.00%, 11/15/31 (AGM)	1,000,000	1,192,575
New York State Dormitory Authority Rev., 5.00%, 3/15/48, Prerefunded at 100% of Par(2)	5,000	5,772
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,505,056
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,094,664
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	2,550,000	3,016,255
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,749,556
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,343,327
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	475,938
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,390,322
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	1,778,090
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	1,775,561
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/42	2,535,000	2,714,950
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,875,000	2,063,371
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	329,115
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	648,623
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	469,539
		99,906,136
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	575,506
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	1,010,443
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,022,452
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,530,401
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,522,045
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23(2)	610,000	634,873
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24, Prerefunded at 103% of Par(2)	280,000	299,644
		8,595,364
Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,635,000	17,913,642
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(3)	15,000,000	2,209,513
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,466,219
19

	Principal Amount	Value
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	$2,500,000	$2,632,298
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,945,000	5,258,265
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,354,696
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,506,719
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,036,005
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	997,696
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,964,917
		37,339,970
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	1,969,779
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	253,971
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,006,089
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,514,406
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/51	1,500,000	1,524,607
		6,268,852
Pennsylvania — 3.6%
Allegheny County Airport Authority Rev., 5.00%, 1/1/26	1,750,000	1,882,512
Allegheny County Airport Authority Rev., 5.00%, 1/1/27	2,000,000	2,173,085
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	2,857,225
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,214,096
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	504,000	514,555
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	987,000	1,000,397
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,580,313
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,138,185
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,509,043
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,009,522
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45, Prerefunded at 100% of Par(2)	1,250,000	1,344,719
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	850,521
Philadelphia GO, 5.00%, 7/15/38, Prerefunded at 100% of Par(2)	1,500,000	1,577,708
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,609,285
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	285,000	287,181
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,019,285
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	1,007,837
20

	Principal Amount	Value
School District of Philadelphia GO, 5.00%, 9/1/25	$2,500,000	$2,700,600
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,015,912
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,054,902
		29,346,883
Puerto Rico — 1.9%
Puerto Rico GO, 5.25%, 7/1/23	413,597	419,137
Puerto Rico GO, 5.375%, 7/1/25	412,437	434,329
Puerto Rico GO, 5.625%, 7/1/27	3,658,702	3,995,877
Puerto Rico GO, 5.625%, 7/1/29	402,071	444,897
Puerto Rico GO, 5.75%, 7/1/31	390,528	442,442
Puerto Rico GO, 4.00%, 7/1/33	370,323	363,161
Puerto Rico GO, 4.00%, 7/1/35	332,871	321,978
Puerto Rico GO, 4.00%, 7/1/37	285,691	276,337
Puerto Rico GO, 4.00%, 7/1/41	388,431	368,980
Puerto Rico GO, 4.00%, 7/1/46	403,963	377,937
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(3)	190,494	175,165
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(3)	476,571	282,845
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,849,064	959,202
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,503,122
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.00%, 7/1/58	3,000,000	3,057,647
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(3)	5,000,000	1,521,357
		15,944,413
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,234,819
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,031,117
		3,265,936
South Carolina — 0.6%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,505,082
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,212,064
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	984,250
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	568,207
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	933,259
		5,202,862
Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,600,000	1,381,585
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,184,745
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	522,140
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	5,666,030
		9,754,500
21

	Principal Amount	Value
Texas — 8.5%
Austin Airport System Rev., 5.00%, 11/15/35	$1,500,000	$1,701,248
Austin Airport System Rev., 5.00%, 11/15/36	2,000,000	2,264,948
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,020,859
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,033,009
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,496,297
El Paso Water & Sewer Rev., 4.00%, 3/1/39	3,000,000	3,135,507
Fort Bend Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	2,000,000	2,134,425
Fort Bend Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,750,000	1,858,216
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,770,623
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,554,961
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,594,677
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31, Prerefunded at 100% of Par(2)	1,615,000	1,780,341
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48, Prerefunded at 100% of Par(2)	1,850,000	2,039,400
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24(2)	1,385,000	1,461,252
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(2)	1,505,000	1,622,914
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(2)	1,000,000	1,102,379
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(2)	1,260,000	1,417,044
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28, Prerefunded at 100% of Par(2)	1,120,000	1,259,595
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29, Prerefunded at 100% of Par(2)	570,000	641,044
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37, Prerefunded at 100% of Par(2)	2,750,000	3,092,755
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(2)	290,000	312,721
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(2)	390,000	429,928
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31, Prerefunded at 100% of Par(2)	1,300,000	1,433,092
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36, Prerefunded at 100% of Par(2)	1,000,000	1,102,379
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,881,616
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	1,008,225
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	1,003,464
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,003,684
State of Texas GO, 5.00%, 8/1/38	1,225,000	1,321,053
State of Texas GO, 5.00%, 8/1/39	1,220,000	1,314,502
22

	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	$5,095,000	$5,415,229
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	1,000,000	1,000,425
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	4,922,913
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/24 (GA: Macquarie Group Ltd.)	1,350,000	1,411,450
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,087,065
		70,629,240
Utah — 0.4%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,540,563
Virginia — 2.5%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,014,678
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,320,380
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,733,775
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/25	1,100,000	1,187,059
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	3,330,000	3,338,488
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,240,175
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	981,668
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	483,464
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,019,229
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,266,298
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,179,028
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,001,591
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,004,864
		20,770,697
Washington — 3.0%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32(4)	2,500,000	3,033,602
State of Washington GO, 5.00%, 2/1/43	5,000,000	5,558,137
State of Washington GO, 5.00%, 6/1/45	4,235,000	4,878,796
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	550,000	548,960
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	753,855
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,615,658
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	6,571,550
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,084,855
		25,045,413
23

	Principal Amount/Shares	Value
West Virginia — 0.6%
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	$4,500,000	$5,150,034
Wisconsin — 2.2%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	1,034,387
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,390,351
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,014,959
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,607,067
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	706,333
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,007,672
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,360,357
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	521,496
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	455,484
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	1,030,633
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,648,511
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	963,328
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	890,816
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,417,070
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	1,971,481
		18,019,945
TOTAL MUNICIPAL SECURITIES (Cost $824,017,584)		808,043,441
AFFILIATED FUNDS(5) — 1.1%
American Century Diversified Municipal Bond ETF (Cost $8,730,427)	169,300	8,600,457
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $832,748,011)		816,643,898
OTHER ASSETS AND LIABILITIES — 1.1%		9,300,207
TOTAL NET ASSETS — 100.0%		$825,944,105

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	272	September 2022	$32,491,250	$1,076
^Amount represents value and unrealized appreciation (depreciation).

24

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $166,557,413, which represented 20.2% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

MAY 31, 2022
Assets
Investment securities - unaffiliated, at value (cost of $824,017,584)	$808,043,441
Investment securities - affiliated, at value (cost of $8,730,427)	8,600,457
Total investment securities, at value (cost of $832,748,011)	816,643,898
Cash	453,726
Deposits with broker for futures contracts	462,400
Receivable for investments sold	977,500
Receivable for capital shares sold	3,091,993
Interest and dividends receivable	11,127,993
832,757,510

Liabilities
Payable for investments purchased	3,880,400
Payable for capital shares redeemed	2,071,980
Payable for variation margin on futures contracts	354,385
Accrued management fees	312,918
Distribution and service fees payable	9,322
Dividends payable	184,400
6,813,405

Net Assets	$825,944,105

Net Assets Consist of:
Capital paid in	$854,312,621
Distributable earnings	(28,368,516)
$825,944,105

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$283,597,867	30,451,096	$9.31
I Class	$445,969,720	47,888,702	$9.31
Y Class	$62,488,374	6,712,387	$9.31
A Class	$30,220,229	3,245,430	$9.31*
C Class	$3,667,915	393,987	$9.31
*Maximum offering price $9.75 (net asset value divided by 0.955).

See Notes to Financial Statements.
26

Statement of Operations

YEAR ENDED MAY 31, 2022
Investment Income (Loss)
Income:
Interest	$30,914,861
Dividends (including $148,940 from affiliated funds)	477,825
31,392,686
Expenses:
Management fees	4,139,387
Distribution and service fees:
A Class	84,060
C Class	43,648
Trustees' fees and expenses	55,217
Other expenses	4,060
4,326,372
Fees waived(1)	(29,247)
4,297,125

Net investment income (loss)	27,095,561

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $75,052 from affiliated funds)	(11,687,142)
Futures contract transactions	1,161,810
(10,525,332)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(859,861) from affiliated funds)	(77,567,661)
Futures contracts	1,076
(77,566,585)

Net realized and unrealized gain (loss)	(88,091,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,996,356)
(1)Amount consists of $10,372, $15,351, $2,282, $1,099 and $143 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2022 AND MAY 31, 2021
Increase (Decrease) in Net Assets	May 31, 2022	May 31, 2021
Operations
Net investment income (loss)	$27,095,561	$25,763,311
Net realized gain (loss)	(10,525,332)	6,995,461
Change in net unrealized appreciation (depreciation)	(77,566,585)	69,608,885
Net increase (decrease) in net assets resulting from operations	(60,996,356)	102,367,657

Distributions to Shareholders
From earnings:
Investor Class	(11,870,626)	(9,817,435)
I Class	(18,550,031)	(12,952,587)
Y Class	(2,789,719)	(1,715,773)
A Class	(1,168,543)	(1,096,341)
C Class	(119,307)	(181,519)
Decrease in net assets from distributions	(34,498,226)	(25,763,655)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	59,982,303	114,953,325

Net increase (decrease) in net assets	(35,512,279)	191,557,327

Net Assets
Beginning of period	861,456,384	669,899,057
End of period	$825,944,105	$861,456,384

See Notes to Financial Statements.
28

Notes to Financial Statements
MAY 31, 2022

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

29

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended May 31, 2022.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.58%
I Class		0.0500% to 0.1100%	0.38%
Y Class		0.0200% to 0.0800%	0.35%
A Class		0.2500% to 0.3100%	0.58%
C Class		0.2500% to 0.3100%	0.58%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $46,185,000 and $54,355,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $593,163,732 and $531,643,401, respectively.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2022		Year ended May 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,163,776	$81,285,951	10,061,718	$100,498,506
Issued in reinvestment of distributions	1,026,415	10,361,422	853,740	8,531,814
Redeemed	(9,937,021)	(98,702,683)	(8,409,666)	(83,996,855)
	(746,830)	(7,055,310)	2,505,792	25,033,465
I Class
Sold	25,013,977	247,907,208	14,112,134	140,938,774
Issued in reinvestment of distributions	1,763,970	17,764,394	1,190,939	11,904,005
Redeemed	(20,641,080)	(201,041,560)	(7,893,426)	(78,105,787)
	6,136,867	64,630,042	7,409,647	74,736,992
Y Class
Sold	2,564,983	25,981,628	3,141,929	31,500,431
Issued in reinvestment of distributions	276,971	2,789,239	171,244	1,715,564
Redeemed	(2,397,091)	(23,484,428)	(949,660)	(9,450,287)
	444,863	5,286,439	2,363,513	23,765,708
A Class
Sold	313,039	3,177,456	670,082	6,695,489
Issued in reinvestment of distributions	96,172	970,644	95,318	951,437
Redeemed	(616,497)	(6,263,350)	(935,461)	(9,396,170)
	(207,286)	(2,115,250)	(170,061)	(1,749,244)
C Class
Sold	53,744	537,105	55,667	563,046
Issued in reinvestment of distributions	10,505	106,058	16,230	161,339
Redeemed	(140,360)	(1,406,781)	(758,523)	(7,557,981)
	(76,111)	(763,618)	(686,626)	(6,833,596)
Net increase (decrease)	5,551,503	$59,982,303	11,422,265	$114,953,325

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,864	—	$1,404	$(860)	$8,600	169	$75	$149
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

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8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$808,043,441	—
Affiliated Funds	$8,600,457	—	—
	$8,600,457	$808,043,441	—

Other Financial Instruments
Futures Contracts	$1,076	—	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $21,875,688 futures contracts sold.

The value of interest rate risk derivative instruments as of May 31, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $354,385 in payable for variation margin on futures contracts.* For the year ended May 31, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,161,810 in net realized gain (loss) on futures contract transactions and $1,076 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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10. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2022 and May 31, 2021 were as follows:

	2022	2021
Distributions Paid From
Exempt income	$27,036,886	$25,763,655
Taxable ordinary income	615,676	—
Long-term capital gains	6,845,664	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$832,748,011
Gross tax appreciation of investments	$15,160,996
Gross tax depreciation of investments	(31,265,109)
Net tax appreciation (depreciation) of investments	(16,104,113)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(16,104,113)
Other book-to-tax adjustments	$(161,823)
Undistributed exempt income	—
Post-October capital loss deferral	$(12,102,580)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	—	(0.36)	$9.66	4.87%	0.60%	0.60%	3.74%	3.74%	49%	$336,797
I Class
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	—	(0.38)	$9.66	5.08%	0.40%	0.40%	3.94%	3.94%	49%	$195,453

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	—	(0.38)	$9.65	5.00%	0.37%	0.37%	3.97%	3.97%	49%	$16,750
A Class
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	—	(0.33)	$9.66	4.61%	0.85%	0.85%	3.49%	3.49%	49%	$32,130
C Class
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	—	(0.26)	$9.65	3.72%	1.60%	1.60%	2.74%	2.74%	49%	$14,817

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2022, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of High-Yield Municipal Fund of the American Century Municipal Trust as of May 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended May 31, 2021, and the financial highlights for each of the four years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 21, 2022

We have served as the auditor of one or more American Century investment companies since 1997.
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Management
Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow,9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	34	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc. (2012 to 2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	74	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, 2K (interactive entertainment) (2021 to present); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	34	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	34	None
39

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	34	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	34	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	34	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	138	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

40

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
41

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
42

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

43

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $27,072,984 as exempt interest dividends for the fiscal year ended May 31,
2022.

The fund hereby designates $6,845,664, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended May 31, 2022.

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2207

Annual Report

May 31, 2022

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas
Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Rising Rates Led to Losses for Municipal Bonds

Market conditions changed dramatically during the 12-month period. Early on, upbeat economic activity and solid investor demand supported municipal bonds (munis). Additionally, expectations for higher federal tax rates and increased federal support for state and local governments further aided the broad muni market.
By August, Treasury and municipal bond yields began climbing, and the municipal bond rally stalled. Uncertainties surrounding proposed Biden administration tax and spending programs contributed to the market’s cool off. Additionally, the muni market’s reaction to the November passage of the Infrastructure Investment and Jobs Act was lackluster. Meanwhile, inflation had been steadily climbing, prompting the Federal Reserve (Fed) to adopt a more hawkish tone and start tapering its asset purchases.
With inflation hitting a 40-year high in early 2022, the Fed launched its first rate-hike campaign in more than three years. Anticipating aggressive Fed tightening and weaker economic growth, U.S. bonds, including munis, sold off sharply. In addition, Russia’s invasion of Ukraine in February contributed to broad market unrest. The Fed lifted rates again in May, its first half-point hike in 22 years, and suggested more rate hikes were in store.

Soaring inflation and a hawkish Fed left yields sharply higher than they were a year earlier, even as U.S. growth weakened. Most U.S. fixed-income sectors posted negative 12-month returns. Municipal bonds generally fared better than the broad U.S. Treasury market, and high-yield munis modestly outperformed investment-grade munis.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	-6.04%	1.72%	1.96%	—	3/2/87
S&P Intermediate Term National AMT-Free Municipal Bond Index	—	-5.10%	1.66%	2.09%	—	—
I Class	AXBIX	-5.93%	1.90%	2.16%	—	4/15/03
Y Class	ATBYX	-5.82%	1.95%	—	2.22%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		-6.35%	1.44%	1.70%	—
With sales charge		-10.55%	0.51%	1.23%	—
C Class	TWTCX	-6.97%	0.71%	0.95%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2022
Investor Class — $12,147

S&P Intermediate Term National AMT-Free Municipal Bond Index — $12,303

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss and Joseph Gotelli

Steven Permut left the portfolio management team April 30, 2022, ahead of his June 30, 2022, retirement from American Century Investments.

Performance Summary

Intermediate-Term Tax-Free Bond returned -6.04%* for the 12 months ended May 31, 2022. By comparison, the S&P Intermediate Term National AMT-Free Municipal Bond Index returned -5.10%. Fund returns reflect operating expenses, while index returns do not.

Against a backdrop of surging inflation, rising interest rates, hawkish Federal Reserve (Fed) policy and widespread market volatility, the fund and index declined. The fund’s relative underperformance was primarily due to our longer-than-index duration positioning as interest rates rose.

Broad municipal bond (muni) market sentiment started the period upbeat, aided by increased economic activity and solid investor demand. Additionally, a federal COVID-19 aid package passed in early 2021 provided direct support to states, which helped bolster munis. Expectations for higher federal taxes and growing federal support for state and local governments further supported the municipal bond market.

Market dynamics started shifting in August. Relatively high muni valuations due to previous strong performance, combined with mounting uncertainties surrounding President Joe Biden’s tax and spending priorities, pressured yields. Meanwhile, inflation continued to march higher, as energy prices soared and global supply chains remained broken. In a pivot to more-hawkish policy, the Fed announced it would begin tapering asset purchases in November.

By early 2022, market volatility intensified. Russia’s invasion of Ukraine in February triggered broad-based market unrest and a recalibration of global growth, inflation and supply chain outlooks. The U.S. inflation rate showed no signs of easing and hit a 40-year high. This prompted the Fed to abruptly halt its bond-buying program and lift short-term rates in March and May. U.S. Treasury and municipal bond yields continued to rise, and bonds sold off sharply through the end of the reporting period.

Broad bond indices declined for the 12 months. Losses among munis weren’t as steep as they were in the Treasury market, largely due to a late-period municipal bond market rally. High-yield munis modestly outperformed investment-grade munis for the reporting period.

Duration Positioning Detracted from Relative Results

Throughout the reporting period, the fund’s duration remained longer than the index’s duration. This stance weighed on the fund’s relative performance as the yield curve steepened. In particular, the sharp rise in longer-maturity interest rates in the second half of the reporting period undermined our duration positioning.

Sector Allocation Modestly Weighed on Results

Sector allocation modestly detracted from the fund’s relative performance, largely due to our out-of-index position in corporate munis. An underweight position versus the index in the tobacco sector

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

also detracted slightly. Conversely, our overweight position in student housing and out-of-index exposure to charter schools provided a boost to relative performance.

Security Selection Was Slightly Positive

Security selection slightly contributed to relative results. Positive results in the private university, public university, special tax and water and sewer sectors offset negative selection effects among state general obligation bonds.

Portfolio Positioning

Looking ahead, we believe investors’ adjustments to the hawkish Fed, inflation uncertainties and geopolitical unrest will continue to roil fixed-income markets. Yet, we also believe the markets have largely accounted for significant rate increases in 2022. We believe higher rates, improving valuations relative to Treasuries and sound muni market fundamentals may attract investors into municipal bonds.

Most muni bond issuers entered 2022 exhibiting financial strength. Accordingly, we believe inflation’s near-term impact should be modest. Some issuers may see rising tax revenues as consumer prices climb. However, longer-term inflationary pressures, particularly in food, energy, labor and construction costs, could erode state and local governments’ revenues and elevate expenses.

While riding out the anticipated market volatility, we expect to shift the portfolio’s duration closer to neutral. Additionally, we plan to focus new positions on higher-quality issuers and sectors. These may include securities in the hospital, gas-prepaid, development district, higher education and retirement community sectors. As always, fundamental credit research will drive our investment decisions.

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	100.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five States and Territories	% of net assets
New York	11.2%
Illinois	11.1%
Texas	10.0%
California	7.0%
Pennsylvania	6.1%

Top Five Sectors	% of fund investments
Hospital	13%
General Obligation (GO) - Local	13%
Special Tax	11%
General Obligation (GO) - State	7%
Water & Sewer	7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$934.40	$2.22	0.46%
I Class	$1,000	$935.40	$1.25	0.26%
Y Class	$1,000	$936.30	$1.11	0.23%
A Class	$1,000	$933.30	$3.42	0.71%
C Class	$1,000	$930.50	$7.03	1.46%
Hypothetical
Investor Class	$1,000	$1,022.64	$2.32	0.46%
I Class	$1,000	$1,023.64	$1.31	0.26%
Y Class	$1,000	$1,023.79	$1.16	0.23%
A Class	$1,000	$1,021.39	$3.58	0.71%
C Class	$1,000	$1,017.65	$7.34	1.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2022

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.0%
Alabama — 1.5%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	$475,000	$491,159
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,078,433
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,117,478
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	857,432
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	644,384
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	799,934
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,200,940
Black Belt Energy Gas District Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	8,655,000	8,955,075
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,058,664
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,076,411
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,120,696
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,373,909
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	20,385,582
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,087,331
		56,247,428
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,802,650
Arizona — 4.8%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 1.46%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,115,004
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 1.07%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,738,760
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,211,569	6,254,880
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	55,000	54,974
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	415,000	425,305
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	400,824
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	615,385
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	867,598
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,531,009
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 0.62%, 6/1/22 (LOC: JPMorgan Chase Bank N.A.)	800,000	800,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	615,059
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	667,521
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	336,462

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	$250,000	$283,827
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	703,606
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	337,038
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	336,391
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	261,151
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	586,908
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,848,308
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,728,009
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	515,454
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	465,228
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	230,799
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	612,063
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)(2)	2,000,000	2,152,745
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28(2)	2,090,000	2,413,396
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29(2)	2,500,000	2,928,048
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34(2)	2,105,000	2,551,918
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35(2)	5,000,000	6,051,769
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	543,561
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,021,758
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	4,000,000	4,016,186
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	102,184
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	518,781
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	212,091
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	320,771
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	230,451
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	742,082
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	734,732
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	314,720
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,044,140
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,294,985
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	1,928,228

	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	$1,200,000	$1,229,129
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,325,920
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,340,312
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)(3)	235,000	235,227
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,909,953
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,505,553
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	3,380,000	3,081,259
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,084,364
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	980,678
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	5,591,578
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,242,965
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,620,411
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	978,720
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	863,245
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	698,282
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,738,155
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,598,380
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	389,342
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	819,666
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	404,480
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	314,793
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,000,000	2,079,677
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	518,549
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 1.36%, (MUNIPSA plus 0.57%), 1/1/35	3,655,000	3,635,145
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 1.62%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,718,316
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	991,456
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,914,043
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,558,268
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,400,670
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/24	1,450,000	1,540,419

	Principal Amount	Value
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/25	$1,000,000	$1,088,387
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 7/1/23	1,825,000	1,892,078
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	758,160
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	663,172
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,103,233
Phoenix GO, 5.00%, 7/1/24	1,330,000	1,414,059
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,261,410
Phoenix GO, 5.00%, 7/1/26	2,750,000	3,057,691
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,401,415
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,371,295
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	11,331,910
Town of Gilbert GO, 5.00%, 7/15/23	4,000,000	4,151,644
		184,257,518
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,031,592
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,427,826
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,233,124
Little Rock Metrocentre Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.63%, 6/1/22 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
		5,692,542
California — 7.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,050,063
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,465,296
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27, Prerefunded at 100% of Par(3)	1,725,000	1,828,002
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30, Prerefunded at 100% of Par(3)	1,750,000	1,854,495
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31, Prerefunded at 100% of Par(3)	2,000,000	2,119,423
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32, Prerefunded at 100% of Par(3)	2,000,000	2,119,423
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33, Prerefunded at 100% of Par(3)	1,800,000	1,907,481
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(4)	2,000,000	1,843,520
Bay Area Toll Authority Rev., VRN, 1.92%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,767,145
Bay Area Toll Authority Rev., VRN, 1.10%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,941,648
California Community Choice Financing Authority Rev., VRN, 1.27%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,533,181
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	609,790
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	496,495
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	203,907
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	279,590

	Principal Amount	Value
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	$275,000	$278,950
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	151,568
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37, Prerefunded at 100% of Par(3)	1,810,000	1,874,940
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,787,567
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	622,862
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,055,664
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,073,013
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,088,377
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	4,897,567
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,585,018
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,606,044
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,069,773
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	1,960,000	1,970,049
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,388,283
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,387,023
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,201,566
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,327,995
City & County of San Francisco GO, 5.00%, 6/15/25	1,560,000	1,698,487
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,226,599
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,130,986
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(4)	2,530,000	2,049,136
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,200,000	2,462,992
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	1,128,713
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,019,754
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22(3)	2,500,000	2,500,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(3)	2,500,000	2,654,336
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30, Prerefunded at 100% of Par(3)	1,750,000	1,810,261
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36, Prerefunded at 100% of Par(3)	975,000	975,000
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	16,269,693
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,331,698
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,667,151

	Principal Amount	Value
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	$1,455,000	$1,518,360
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,579,472
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,328,671
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,126,713
Los Angeles Department of Water Rev., VRDN, 0.55%, 6/1/22 (SBBPA: Barclays Bank PLC)	1,000,000	1,000,000
Los Angeles Department of Water Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Barclays Bank PLC)	11,435,000	11,435,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Barclays Bank)	1,200,000	1,200,000
Metropolitan Water District of Southern California Rev., VRN, 0.93%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,988,083
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,401,216
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,113,204
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,403,957
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,080,633
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34, Prerefunded at 100% of Par(3)	1,000,000	1,092,471
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35, Prerefunded at 100% of Par(3)	800,000	873,977
Orange County Transportation Authority Rev., 5.00%, 10/15/24	7,140,000	7,633,131
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,251,504
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,181,089
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,779,231
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,557,735
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,265,119
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(4)	5,110,000	2,483,273
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	328,022
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,202,096
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	659,443
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,125,826
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	4,285,000	4,284,367
San Diego County Regional Transportation Commission Rev., 5.00%, 10/1/22	17,980,000	18,208,341
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29, Prerefunded at 100% of Par(3)	6,000,000	6,454,829
State of California GO, 5.00%, 10/1/23	2,725,000	2,847,981
State of California GO, 5.00%, 10/1/24	3,500,000	3,745,668
State of California GO, 5.00%, 12/1/26	3,955,000	4,145,149
State of California GO, 5.00%, 2/1/27	10,000,000	10,214,649
State of California GO, 5.00%, 11/1/27	5,000,000	5,226,206
State of California GO, 5.00%, 2/1/28	10,000,000	10,213,307
State of California GO, 4.00%, 9/1/32	5,000,000	5,243,269
State of California GO, 5.00%, 4/1/42	2,250,000	2,478,391

	Principal Amount	Value
State of California GO, 5.00%, 8/1/45	$6,250,000	$6,671,141
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,084,739
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,350,096
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,157,060
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,517,625
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,125,765
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,114,924
		270,002,257
Colorado — 3.2%
Adams County COP, 5.00%, 12/1/25	2,720,000	2,977,041
Adams County COP, 4.00%, 12/1/26	2,250,000	2,380,970
Adams County COP, 4.00%, 12/1/27	1,310,000	1,380,029
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,479,871
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,723,342
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,124,887
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 0.62%, 6/1/22 (LOC: TD Bank N.A.)	2,275,000	2,275,000
Colorado Educational & Cultural Facilities Authority Rev., (Mandel Jewish Community Center of Cleveland), VRDN, 0.62%, 6/1/22 (LOC: JPMorgan Chase Bank N.A.)	200,000	200,000
Colorado Educational & Cultural Facilities Authority Rev., (Miami Beach Jewish Community Center, Inc.), VRDN, 0.62%, 6/1/22 (LOC: Northern Trust Company) (GA: GRTR MIAMI JEWISH FED)	3,475,000	3,475,000
Colorado Educational & Cultural Facilities Authority Rev., (Michael Ann Russell Jewish Community Center, Inc.), VRDN, 0.62%, 6/1/22 (LOC: TD Bank N.A.)	2,450,000	2,450,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	10,153,926
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,086,078
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/49	8,560,000	9,417,620
Colorado Health Facilities Authority Rev., (Children's Hospital Colorado Obligated Group), VRDN, 0.62%, 6/1/22 (LOC: TD Bank N.A.)	1,050,000	1,050,000
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,815,000	8,285,520
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,284,977
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,931,283
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,773,453
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	811,736

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	$515,000	$529,254
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	361,422
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	405,277
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	417,438
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	262,535
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,258,455
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	622,732
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,011,667
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	5,266,683
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	754,709
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	768,519
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	530,178
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,035,447
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,031,655
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,190,974
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,013,726
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	911,394
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	554,892
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,124,996
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	855,081
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,019,070
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	209,632
Leyden Rock Metropolitan District GO, 4.00%, 12/1/46 (AGM)	1,500,000	1,538,087
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,718,758
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,398,396
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,645,857
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,728,323
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,065,627
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,904,916
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,997,358
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,120,033
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	271,829
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	381,465
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	545,109
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	435,334
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	652,209
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	542,859

	Principal Amount	Value
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	$700,000	$737,153
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	775,694
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	541,101
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	428,623
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	660,312
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	340,006
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	1,916,824
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	167,707
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	198,243
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	125,273
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	213,212
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	143,970
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	195,932
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	136,314
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	216,408
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	147,819
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	225,546
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	142,204
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	240,096
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	136,608
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	249,043
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	136,550
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	248,086
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	136,517
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	264,650
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	147,285
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	574,112
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	174,421
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	576,870
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	324,010
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	113,554
		123,976,772
Connecticut — 2.3%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	553,480
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,309,879
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,016,733
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	684,473
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,701,122
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	570,790
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,448,966
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,136,752
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,128,083
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	726,950
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,945,961
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,127,488
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,655,006
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,066,606
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,094,305

	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	$1,000,000	$1,060,242
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,056,720
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,087,102
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	308,164
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,144,531
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,669,718
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	636,074
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	526,710
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,538,083
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,711,694
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	657,778
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	546,856
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,201,227
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	378,582
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	431,305
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/37	7,000,000	6,782,409
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	1,400,000	1,356,482
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,284,868
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	8,867,687
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,280,859
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,021,859
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,057,435
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,361,311
State of Connecticut GO, 4.00%, 1/15/38	12,560,000	12,838,863
State of Connecticut GO, 4.00%, 6/1/39	500,000	508,631
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,157,036
		86,638,820
District of Columbia — 1.2%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	17,182,008
District of Columbia GO, 5.00%, 6/1/38	7,995,000	8,424,017
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,027,688
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,054,129
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,868,687
District of Columbia Rev., (MedStar Health Obligated Group), VRDN, 0.62%, 6/1/22 (LOC: TD Bank N.A.)	1,925,000	1,925,000
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,756,230

	Principal Amount	Value
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	$1,250,000	$1,360,044
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,357,777
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,259,660
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,255,086
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,502,978
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	999,615
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	249,116
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/29	2,500,000	2,901,448
		46,123,483
Florida — 4.9%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,779,098
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,010,434
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/45	1,500,000	1,557,416
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,400,000	1,444,645
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	524,646
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	528,430
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	272,209
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,068,838
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	534,735
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	531,821
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	528,925
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	528,204
Central Florida Expressway Authority Rev., 5.00%, 7/1/35 (AGM)	2,150,000	2,492,682
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,000,000
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	5,000,000	4,754,953
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	750,000	783,464
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,714,602
Florida Development Finance Corp. Rev., 5.00%, 6/15/47	3,200,000	3,301,260
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,608,747
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	291,744
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	213,848
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	468,337
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,079,357
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,326,753
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,346,345

	Principal Amount	Value
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	$1,600,000	$1,677,138
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,045,023
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,040,546
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,071,008
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	801,368
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,332,994
Fort Myers Rev., 4.00%, 12/1/29	170,000	178,916
Fort Myers Rev., 4.00%, 12/1/30	150,000	157,555
Fort Myers Rev., 4.00%, 12/1/31	650,000	681,754
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,134,235
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,867,966
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,510,094
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/24	1,000,000	1,063,350
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/25	1,125,000	1,222,215
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/26	1,375,000	1,521,241
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	1,900,000	2,137,653
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,395,712
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,713,341
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	923,679
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,509,373
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	825,274
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,349,435
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,611,187
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,628,388
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,620,663
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,136,542
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	404,784
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	520,069
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	531,793
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	840,000	873,754
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	439,490
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	764,392
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	274,618
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	808,310
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	762,855
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,087,436
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(4)	1,200,000	698,933
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(4)	3,000,000	1,665,219
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(4)	1,500,000	758,440
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(4)	1,800,000	866,797

	Principal Amount	Value
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	$1,250,000	$1,233,334
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	560,832
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	557,962
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,110,363
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	662,234
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,102,410
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,101,246
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,100,213
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,028,660
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,229,273
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,786,158
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,569,384
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,018,843
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,021,806
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,090,000	1,138,999
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	14,702,937
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,223,068
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,371,466
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,009,734
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,008,035
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,176,763
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,294,386
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,614,065
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	836,813
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,042,572
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,211,983
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,564,589
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,335,687
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,021,883
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	205,000	204,984

	Principal Amount	Value
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	$2,090,000	$2,075,641
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,860,000	1,818,281
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	245,000	240,453
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	970,000	920,482
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	600,000	553,840
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	965,000	907,750
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,745,000	1,568,809
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	1,000,000	872,211
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,145,000	2,867,453
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,305,000	2,012,468
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	1,000,000	845,567
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,475,000	2,105,199
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,233,923
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,500,000	3,618,045
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,102,087
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,318,275
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,137,143
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,190,484
Wildwood Utility Dependent District Rev., 5.00%, 10/1/34 (BAM)	750,000	872,712
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	700,000	812,255
Wildwood Utility Dependent District Rev., 5.00%, 10/1/37 (BAM)	400,000	463,689
Wildwood Utility Dependent District Rev., 5.00%, 10/1/38 (BAM)	500,000	578,509
Wildwood Utility Dependent District Rev., 5.00%, 10/1/39 (BAM)	500,000	575,209
Wildwood Utility Dependent District Rev., 5.00%, 10/1/46 (BAM)	3,500,000	3,956,101
		188,792,301
Georgia — 2.9%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,085,257
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	958,324
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/36	10,000,000	11,280,650
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,612,068
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	1,902,854
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	1,851,360
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	888,875
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,282,881
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,057,369
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	3,394,218
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,246,061

	Principal Amount	Value
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	$1,000,000	$1,122,120
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,189,844
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	2,746,261
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	7,500,000	7,641,178
Main Street Natural Gas, Inc. Rev., VRN, 1.37%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,939,808
Main Street Natural Gas, Inc. Rev., VRN, 1.39%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,997,975
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,190,330
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	20,100,000	20,601,027
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 9/1/52 (GA: Citigroup, Inc.)	13,000,000	13,273,157
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,414,190
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,772,681
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,131,668
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44, Prerefunded at 100% of Par(3)	1,500,000	1,583,975
		110,164,131
Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,023,182
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,011,591
		3,034,773
Hawaii — 0.5%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,394,884
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	9,049,240
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,909,906
		19,354,030
Illinois — 11.1%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,230,435
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,078,594
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,069,802
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,092,173
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,822,700
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,040,844
Chicago GO, 5.00%, 1/1/30	6,600,000	7,121,739
Chicago GO, 4.00%, 1/1/35	3,000,000	2,950,925
Chicago GO, 6.00%, 1/1/38	5,000,000	5,452,424
Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,011,083
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	16,712,019
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,382,891
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,528,544
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,181,213
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,727,410
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,464,586

	Principal Amount	Value
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	$3,000,000	$3,281,218
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,549,637
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,000,000
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,282,846
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,050,653
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,141,691
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,134,292
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,553,507
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,734,756
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,026,227
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,023,703
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	791,276
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	789,851
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,337,348
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,574,553
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,884,375
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,491,942
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,393,869
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,152,660
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,456,155
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,723,148
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,620,562
Cook County GO, 5.00%, 11/15/25	3,600,000	3,906,277
Cook County GO, 5.00%, 11/15/27	2,800,000	3,086,146
Cook County GO, 5.00%, 11/15/27	4,000,000	4,492,855
Cook County GO, 5.00%, 11/15/28	1,000,000	1,097,776
Cook County GO, 5.00%, 11/15/29	3,270,000	3,582,527
Cook County GO, 5.00%, 11/15/31	2,350,000	2,564,287
Cook County GO, 5.00%, 11/15/34	2,000,000	2,169,286
Cook County GO, 5.00%, 11/15/35	1,800,000	1,948,450
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,042,025
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	1,934,356
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,276,111
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,034,617
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,132,415
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,269,265
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,641,608
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,215,649
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,278,844
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,043,217
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,112,975
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,083,895
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,187,631
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,322,810
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,386,766
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,455,017

	Principal Amount	Value
Decatur GO, 5.00%, 3/1/31 (AGM)	$1,395,000	$1,525,077
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,685,004
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	320,910
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	411,691
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	422,002
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	431,002
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	384,699
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	441,804
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	833,587
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,738,850
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,600,651
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,019,644
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,018,081
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,159,654
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	538,539
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	336,384
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	531,110
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	603,312
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	528,375
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,576,553
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	767,775
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,633,931
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,272,876
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	4,805,016
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,121,102
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	2,958,760
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,076,191
Illinois Finance Authority Rev., (NorthShore University HealthSystem Obligated Group), 4.00%, 8/15/42	12,000,000	12,182,029
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), VRDN, 0.63%, 6/1/22 (LOC: PNC Bank N.A.)	2,350,000	2,350,000
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 1.52%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,949,921
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	255,829
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	741,494
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	348,240
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	733,444

	Principal Amount	Value
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	$750,000	$785,047
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,265,443
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,765,660
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	11,442,973
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(3)	825,000	831,126
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(3)	1,000,000	1,037,844
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,415,413
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,733,089
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,110,597
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,491,897
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,104,646
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	2,845,456
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,316,791
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,737,790
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	15,879,265
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,566,489
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	3,450,000	3,593,674
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	831,230
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	480,293
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	261,407
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	208,824
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	597,987
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	566,239
Northern Illinois University Rev., 5.00%, 10/1/25 (BAM)	325,000	350,373
Northern Illinois University Rev., 5.00%, 10/1/26 (BAM)	250,000	273,892
Northern Illinois University Rev., 5.00%, 10/1/27 (BAM)	325,000	361,359
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,160,065
Northern Illinois University Rev., 5.00%, 10/1/29 (BAM)	325,000	369,870
Northern Illinois University Rev., 5.00%, 10/1/30 (BAM)	325,000	373,661
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,225,187
Northern Illinois University Rev., 4.00%, 10/1/32 (BAM)	1,000,000	1,050,901
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,588,251
Northern Illinois University Rev., 4.00%, 10/1/34 (BAM)	1,000,000	1,041,670
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,033,379
Northern Illinois University Rev., 4.00%, 10/1/35 (BAM)	1,000,000	1,036,338
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,458,860
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,000,000
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,237,104
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,275,138
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,096,965
State of Illinois GO, 5.00%, 11/1/27	15,000,000	16,417,833
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,388,885
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,832,326
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,205,522

	Principal Amount	Value
State of Illinois GO, 5.50%, 7/1/38	$5,000,000	$5,116,775
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,035,615
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,162,770
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,597,775
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,182,166
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,398,686
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,703,316
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,203,005
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,067,647
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,044,138
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	851,843
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,630,136
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,107,533
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,117,472
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	607,764
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	781,816
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,039,798
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	938,929
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,149,307
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,324,861
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,244,489
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,481,599
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,560,710
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,688,875
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,265,278
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,077,766
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	679,495
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27, Prerefunded at 100% of Par (AGM)(3)	285,000	313,530
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27, Prerefunded at 100% of Par (AGM)(3)	3,180,000	3,498,331
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	2,815,000	3,086,584
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,431,374
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,026,733
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,399,712
		424,892,580
Indiana — 1.0%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,215,306
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,171,136
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,707,152
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,042,653
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,081,808
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,111,664
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,129,088

	Principal Amount	Value
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/23	$1,735,000	$1,773,057
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,306,380
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,287,835
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,184,103
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,311,701
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,052,652
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,208,288
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,306,897
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,521,215
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,293,449
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 1.37%, (MUNIPSA plus 0.55%), 11/1/39	4,685,000	4,691,125
Indiana Housing & Community Development Authority Rev., VRDN, 0.61%, 6/1/22 (LIQ FAC: TD Bank N.A.)	3,500,000	3,500,000
		36,895,509
Iowa — 0.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 1.10%, 5/15/56	5,000,000	4,858,321
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	815,000	711,541
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	931,155
		1,642,696
Kentucky — 2.6%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	661,475
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	294,242
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	988,924
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	589,550
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	503,223
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	468,807
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	380,412
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	746,292
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,475,000	1,548,521
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,834,271
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/23	825,000	840,941
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/24	750,000	784,576
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/26	1,330,000	1,446,816

	Principal Amount	Value
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	$1,000,000	$1,000,000
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,668,271
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,102,508
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,444,028
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,179,048
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	15,365,915
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	19,325,000	19,853,803
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	15,161,993
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,251,010
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,962,682
Kentucky State University COP, 5.00%, 11/1/24 (BAM)	200,000	212,776
Kentucky State University COP, 5.00%, 11/1/25 (BAM)	140,000	152,080
Kentucky State University COP, 5.00%, 11/1/27 (BAM)	200,000	225,174
Kentucky State University COP, 5.00%, 11/1/29 (BAM)	150,000	173,461
Kentucky State University COP, 5.00%, 11/1/30 (BAM)	175,000	204,782
Kentucky State University COP, 5.00%, 11/1/31 (BAM)	180,000	213,080
Kentucky State University COP, 4.00%, 11/1/33 (BAM)	130,000	141,440
Kentucky State University COP, 4.00%, 11/1/34 (BAM)	130,000	141,037
Kentucky State University COP, 4.00%, 11/1/35 (BAM)	135,000	146,129
Kentucky State University COP, 4.00%, 11/1/36 (BAM)	155,000	167,277
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	345,361
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	258,096
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	451,432
Kentucky State University COP, 4.00%, 11/1/51 (BAM)	550,000	563,712
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRDN, 0.62%, 6/1/22 (LOC: PNC Bank N.A.)	2,095,000	2,095,000
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,598,554
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,639,208
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,230,935
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,237,184
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,510,252
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,672,620
		100,456,898
Louisiana — 1.3%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	580,934
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	543,782
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,082,497
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	540,164
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	539,214
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	536,857
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	373,026
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	264,531
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	6,984,561
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,141,050
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,099,767

	Principal Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	$2,010,000	$2,196,129
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,267,898
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45, Prerefunded at 100% of Par(3)	6,000,000	6,534,181
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,060,592
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,056,132
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,303,135
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	554,265
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	910,100
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	395,709
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,237,025
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,343,306
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,331,689
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	257,927
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	210,853
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	827,385
		49,172,709
Maryland — 1.4%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	632,130
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,650,490
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,280,000	1,305,935
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,532,281
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,633,673
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	750,000	705,688
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/50	1,150,000	1,188,630
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	541,980
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,157,477
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	310,254
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	346,333
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	398,596
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,328,680
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,070,875
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	206,321

	Principal Amount	Value
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	$175,000	$181,590
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	124,960
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	134,709
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	180,451
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	256,639
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	307,007
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	331,408
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/40	2,505,000	2,296,787
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	525,044
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,518,269
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	872,941
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,818,603
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,700,129
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/26	2,550,000	2,803,985
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/24	800,000	843,411
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/26	850,000	931,131
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/27	1,125,000	1,251,208
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,050,368
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,160,666
State of Maryland Department of Transportation Rev., 5.00%, 10/1/24	10,000,000	10,694,806
		51,993,455
Massachusetts — 1.9%
Boston GO, 5.00%, 11/1/34	1,975,000	2,423,209
Massachusetts GO, 5.00%, 1/1/37	10,000,000	11,372,930
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,502,814
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	4,925,940
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,419,406
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,342,726
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	128,539
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	135,673
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	132,550

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	$160,000	$172,146
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	174,315
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	186,841
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	332,688
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	363,151
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	376,091
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	425,976
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	333,623
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	317,118
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	290,307
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	490,322
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	258,048
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,954,774
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/47(1)	1,000,000	1,055,763
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	671,504
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	838,163
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	836,557
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	591,573
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	504,923
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	477,294
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	647,440
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,192,624
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,937,317
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,053,818
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,446,886
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,395,753
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	6,686,239
Massachusetts Port Authority Rev., 4.00%, 7/1/22(3)	2,655,000	2,661,278
Massachusetts School Building Authority Rev., 5.00%, 8/15/30, Prerefunded at 100% of Par(3)	3,575,000	3,603,097
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	3,500,000	3,826,079
		74,485,495

	Principal Amount	Value
Michigan — 3.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	$870,000	$904,046
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,550,882
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,690,216
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,803,409
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,966,992
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,092,474
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,941,251
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,591,120
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,716,271
Detroit GO, 5.00%, 4/1/34	1,000,000	1,078,644
Detroit GO, 5.00%, 4/1/35	1,450,000	1,555,984
Detroit GO, 5.00%, 4/1/37	1,630,000	1,744,185
Detroit GO, 5.00%, 4/1/38	700,000	747,694
Detroit GO, 4.00%, 4/1/42	1,100,000	1,037,197
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	300,918
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	501,529
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	413,170
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	897,822
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	792,196
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	580,598
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	527,817
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	631,875
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,316,146
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,684,333
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,320,625
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,709,634
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,114,768
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,104,908
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	12,000,000	11,518,144
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,031,097
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,056,412
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,080,908

	Principal Amount	Value
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	$1,480,000	$1,618,122
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,780,847
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,468,399
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,477,483
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	3,370,000	3,751,654
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,257,195
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	4,008,335
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	5,002,902
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,196,451
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,648,102
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,083,043
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,561,048
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25, Prerefunded at 100% of Par(3)	1,000,000	1,058,899
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(3)	1,400,000	1,482,459
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28, Prerefunded at 100% of Par(3)	1,250,000	1,323,624
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29, Prerefunded at 100% of Par(3)	1,565,000	1,657,178
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	1,894,809
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	830,700
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,129,553
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,094,334
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,429,452
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,621,375
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,164,829
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,052,524
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	683,431
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,235,628
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,207,730
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,102,877
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,114,762
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,710,177
		116,651,187
Minnesota — 0.3%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,079,482
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,069,000

	Principal Amount	Value
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	$380,000	$388,412
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	440,521
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	401,981
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	432,573
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	411,844
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	394,598
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	514,669
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,263,288
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	854,426
Minnesota Higher Education Facilities Authority Rev., (College of St Benedict), 4.00%, 3/1/43	1,000,000	1,010,676
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,150,760
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,066,274
		11,478,504
Mississippi — 0.6%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,002,647
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,544,654
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,129,162
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,060,566
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	553,046
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	592,395
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.58%, 6/1/22 (GA: Chevron Corp.)	3,875,000	3,875,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.60%, 6/1/22 (GA: Chevron Corp.)	100,000	100,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,484,201
Mississippi Development Bank Rev., (Jackson County Port Authority), VRDN, 0.60%, 6/1/22 (GA: Chevron Corp.)	2,550,000	2,550,000
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	752,241
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	765,063
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	652,977
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	706,621
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	814,681
		21,583,254
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	613,392
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,044,793
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	860,651

	Principal Amount	Value
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	$1,100,000	$1,191,769
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,452,702
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,341,663
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,260,242
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,007,184
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/31	650,000	716,801
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/32	1,000,000	1,093,957
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/33	750,000	818,923
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/35	915,000	995,995
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	509,769
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/25	1,000,000	1,077,147
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	1,000,000	1,115,662
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,259,581
Health & Educational Facilities Authority of the State of Missouri Rev., (St Louis University), VRDN, 0.60%, 6/1/22 (LOC: Barclays Bank PLC)	6,810,000	6,810,000
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	630,350
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	593,468
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	284,902
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	567,934
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	593,781
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	535,233
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	414,702
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	724,459
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,064,744
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	513,618
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	989,983
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	645,567
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,963,632
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,016,121
		43,708,725
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,519,472
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,217,983
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,149,953

	Principal Amount	Value
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$10,298,673
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,248,720
		24,434,801
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	814,552
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	789,698
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	817,775
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/22	2,150,000	2,155,490
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,890,000	1,919,154
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,331,176
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	1,913,809
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Revenue), 4.00%, 7/1/32	3,810,000	3,957,992
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	891,151
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,464,640
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,558,046
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	424,412
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	918,026
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	863,423
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	490,000	477,042
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	545,000	514,402
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,029,855
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	505,363
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,100,000	2,324,856
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	1,031,472
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,634,001
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,097,892
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,005,633
Sparks Rev., 2.50%, 6/15/24(1)	560,000	545,860
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,354,827
		32,340,547
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,217,566	14,967,595
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,169,754
		17,137,349

	Principal Amount	Value
New Jersey — 4.8%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	$2,335,000	$2,409,105
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,210,367
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,225,901
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,216,236
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,535,403
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	5,284,183
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,056,276
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,085,564
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,103,467
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,237,126
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,460,628
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 4.00%, 7/1/22	3,000,000	3,006,651
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/23 (BAM)	5,125,000	5,293,746
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/27 (BAM)	3,000,000	3,328,660
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/28 (BAM)	6,000,000	6,610,340
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/33	1,000,000	1,069,238
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(3)	2,360,000	2,559,018
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,648,710
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,823,053
New Jersey Educational Facilities Authority Rev., (St Elizabeth University), 5.00%, 7/1/26	1,865,000	1,922,003
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32(2)	9,375,000	11,399,913
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,866,286
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(3)	1,500,000	1,649,936
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27, Prerefunded at 100% of Par(3)	1,500,000	1,649,936
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,311,025
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,183,031
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,041,874
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,633,459

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	$3,500,000	$3,818,334
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,145,004
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,612,052
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,336,352
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,963,044
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,189,879
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,062,458
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,487,355
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,461,643
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	756,046
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	540,033
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	713,514
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	722,718
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	675,032
Newark Board of Education GO, 4.00%, 7/15/35 (BAM)	1,490,000	1,528,503
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,097,632
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,492,613
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,761,117
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,021,864
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,253,049
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,242,012
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	4,987,196
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	5,382,374
		183,070,959
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,000,000
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,420,458
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,685,873
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26, Prerefunded at 100% of Par(3)	1,000,000	1,089,577
		7,195,908
New York — 11.2%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	426,582
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	370,350
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	369,562
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,023,262
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45	2,000,000	1,862,459
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,113,270
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,368,546

	Principal Amount	Value
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	$1,500,000	$1,564,445
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	890,893
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,969,779
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	961,137
Long Island Power Authority Rev., 1.00%, 9/1/25	5,000,000	4,723,936
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,035,310
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,687,881
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	13,160,000	12,528,424
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,124,086
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	12,745,000	12,967,291
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	10,250,558
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,340,215
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	8,214,081
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	4,864,173
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	8,000,000	8,500,536
Metropolitan Transportation Authority Rev., VRN, 1.27%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,975,660
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	11,123,979
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	852,593
New York City GO, 5.00%, 8/1/25	1,700,000	1,820,031
New York City GO, 5.00%, 8/1/25	13,605,000	14,836,809
New York City GO, 5.00%, 8/1/26	5,370,000	5,741,960
New York City GO, 5.00%, 8/1/32	2,000,000	2,274,299
New York City GO, 5.00%, 8/1/33	500,000	564,289
New York City GO, 5.00%, 8/1/33	1,000,000	1,128,579
New York City GO, 5.00%, 8/1/34	2,215,000	2,488,551
New York City GO, VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
New York City GO, VRDN, 0.57%, 6/1/22 (SBBPA: Bank of America N.A.)	500,000	500,000
New York City GO, VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,610,000	2,610,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/24 (AGM)	1,000,000	1,045,622
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/25 (AGM)	1,000,000	1,061,472
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/26 (AGM)	1,000,000	1,081,400
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	496,936
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/27	2,140,000	2,348,797
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/41	10,720,000	11,077,848
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	13,225,000	13,720,493
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	4,165,000	4,650,136
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.58%, 6/1/22 (SBBPA: Bank of America N.A.)	1,100,000	1,100,000

	Principal Amount	Value
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	$1,950,000	$1,950,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.65%, 6/1/22 (SBBPA: Mizuho Bank Ltd.)	950,000	950,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.61%, 6/1/22 (SBBPA: Mizuho Bank Ltd.)	1,350,000	1,350,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.62%, 6/1/22 (SBBPA: Mizuho Bank Ltd.)	2,715,000	2,715,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.60%, 6/1/22 (SBBPA: State Street Bank & Trust Co.)	710,000	710,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,070,000	3,070,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,403,064
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,268,483
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,819,055
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	14,051,391
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: Mizuho Bank Ltd.)	2,740,000	2,740,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: Mizuho Bank Ltd.)	3,430,000	3,430,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,735,000	2,735,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.57%, 6/1/22 (SBBPA: Bank of America N.A.)	1,270,000	1,270,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,665,000	2,665,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.65%, 6/1/22 (SBBPA: Barclays Bank PLC)	250,000	250,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.57%, 6/1/22 (SBBPA: Bank of America N.A.)	2,400,000	2,400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,275,000	2,275,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	1,175,000	1,175,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.62%, 6/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 0.62%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	1,920,000	1,920,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	11,576,876

	Principal Amount	Value
New York Power Authority Rev., 5.00%, 11/15/24 (AGM)	$2,425,000	$2,607,357
New York Power Authority Rev., 5.00%, 11/15/25 (AGM)	1,450,000	1,593,574
New York Power Authority Rev., 5.00%, 11/15/26 (AGM)	2,075,000	2,326,984
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)(2)	3,600,000	4,051,229
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)(2)	3,105,000	3,545,086
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	914,675
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,761,979
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,403,707
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	5,010,112
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	4,586,868
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,683,205
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	2,000,000	2,127,275
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/25	1,700,000	1,845,153
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/26	1,500,000	1,663,804
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/32	3,000,000	3,453,947
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,045,589
New York State Housing Finance Agency Rev., Series 2013 A, (160 Madison Ave LLC), VRDN, 0.62%, 6/1/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,115,000	3,115,000
New York State Housing Finance Agency Rev., VRDN, 0.62%, 6/1/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,300,000	2,300,000
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,329,316
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,643,106
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,141,798
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	1,794,335
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,161,518
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	2,013,269
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	5,500,000	5,487,519
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,803,138
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	762,374
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,038,587
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,042,579
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	492,847
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,049,356
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,122,388
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,417,010
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,422,085
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	2,893,452

	Principal Amount	Value
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	$700,000	$753,528
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,114,968
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,089,596
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,062,597
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,660,143
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,431,447
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,000,000
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,046,793
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,444,620
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	4,545,000	4,363,332
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	1,935,000
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,048,386
		429,380,730
North Carolina — 1.8%
Charlotte Airport Rev., 5.00%, 7/1/33(2)	2,000,000	2,362,211
Charlotte Airport Rev., 5.00%, 7/1/35(2)	2,165,000	2,546,840
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,126,771
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,708,037
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,498,486
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,876,586
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,203,930
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,814,839
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	730,080
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,067,818
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	999,931
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,057,978
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	576,228
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,832,532
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,035,605
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,137,965
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,176,794
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,291,994
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	569,263
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,127,284
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	920,035

	Principal Amount	Value
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	$1,800,000	$1,895,066
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,255,599
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,003,757
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	8,000,000	8,337,274
State of North Carolina Rev., 5.00%, 3/1/33	15,000,000	17,062,021
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,673,773
		70,888,697
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/37	5,000,000	5,047,403
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	5,811,250
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,347,249
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,539,354
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,124,558
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	788,071
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/25	100,000	107,812
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/26	125,000	137,188
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/27	250,000	278,360
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/28	250,000	281,130
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/31	200,000	232,496
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/32	225,000	260,893
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/33	250,000	289,191
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	577,112
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	690,634
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	550,557
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/46	1,500,000	1,513,540
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,224,047
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,035,000	1,088,021
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,710,519
Columbus GO, 5.00%, 4/1/34	2,625,000	3,159,153
Columbus GO, 5.00%, 4/1/35	2,000,000	2,402,763
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,534,048
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,834,628
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,436,237
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,167,529
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,748,625
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,896,575
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,837,062

	Principal Amount	Value
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	$2,000,000	$2,086,786
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,548,626
State of Ohio Rev., 5.00%, 2/1/29	2,400,000	2,782,008
State of Ohio Rev., 5.00%, 2/1/31	2,740,000	3,240,945
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/37	1,400,000	1,416,382
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/41	1,500,000	1,511,134
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), VRDN, 0.65%, 6/1/22 (LOC: PNC Bank N.A.)	1,500,000	1,500,000
		61,701,886
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,613,129
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,070,375
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,067,998
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,000,000
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,056,470
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,104,869
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,165,442
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,124,618
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,115,755
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	256,944
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,733,933
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	532,152
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	637,037
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,058,373
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,277,618
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,033,924
		16,848,637
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	987,968
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	515,126
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	510,262
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,929,495
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	355,144
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	257,619
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	208,582
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	641,260
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,581,321
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	327,117
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	616,116

	Principal Amount	Value
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	$475,000	$490,083
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	285,385
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	251,024
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	216,492
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	285,731
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	252,727
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	214,149
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,065,906
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	564,601
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	563,552
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	562,680
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	674,152
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	894,016
		17,250,508
Pennsylvania — 6.1%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,259,037
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,036,095
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	608,945
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	405,083
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,519,347
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,678,462
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,010,263
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,393,555
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	795,616
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	443,449
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	799,770
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,061,082
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,778,316
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,211,775
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,208,958
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,469,077
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,540,764
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,611,793
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,560,697
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,094,891

	Principal Amount	Value
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	$1,420,000	$1,553,078
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	551,383
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	803,358
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	706,873
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,119,724
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,176,624
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,233,203
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,287,713
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,346,211
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44, Prerefunded at 100% of Par(3)	5,000,000	5,304,617
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 1.42%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,727,703
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,164,722
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	5,881,329
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,386,050
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	1,960,173
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	3,625,780
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,169,427
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,084,055
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,008,068
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,090,076
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	560,263
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	590,640
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.60%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,012,367
Pennsylvania COP, 5.00%, 7/1/29	600,000	674,365
Pennsylvania COP, 5.00%, 7/1/30	750,000	842,278
Pennsylvania COP, 5.00%, 7/1/31	850,000	953,996
Pennsylvania COP, 5.00%, 7/1/35	450,000	501,654
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,505,002
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	12,929,456
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,468,427
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	493,792
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	747,013

	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	$675,000	$731,694
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	808,249
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,296,540
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,289,288
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,983,621
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/27, Prerefunded at 100% of Par(3)	945,000	1,010,518
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,063,677
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	6,824,602
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,223,551
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,109,024
Pennsylvania Turnpike Commission Rev., VRN, 1.39%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,001,895
Pennsylvania Turnpike Commission Rev., VRN, 1.52%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,006,673
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,515,543
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,391,207
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,116,322
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,643,605
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,310,418
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,795,452
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,005,254
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,292,981
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,572,608
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,818,665
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,909,628
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	856,339
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,147,388
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	629,747
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,181,390
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	857,066
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,193,004
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,140,792
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	431,029
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,400,654
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,324,834
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,903,436
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,712,771
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,822,906
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,135,943
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,032,419
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	686,472
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,147,424
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,194,557
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,636,762
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,635,022
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,044,853

	Principal Amount	Value
School District of Philadelphia GO, 5.00%, 9/1/26	$2,200,000	$2,421,786
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	559,257
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	535,877
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,377,685
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,362,247
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,802,122
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,351,792
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,113,266
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,829,195
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	830,305
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,219,609
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,279,795
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 1.18%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,031,181
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	370,746
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	371,441
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	518,531
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,402,201
		235,159,254
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,812,643
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,020,085
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,222,183
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	2,997,112
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	3,802,347
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	4,639,702
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,471,710
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	5,902,533
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,053,349
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	487,888
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	538,550
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	535,204
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,316,554
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,107,081
		32,906,941
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	429,784
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,008,480

	Principal Amount	Value
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	$1,750,000	$1,826,683
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,070,282
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,482,925
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	260,001
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,238,201
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	495,911
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	905,000	836,107
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	872,332
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	1,000,000	828,731
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,173,291
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	3,939,993
		28,462,721
Tennessee — 0.9%
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	2,275,000	2,330,574
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	392,648
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	679,658
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	432,694
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	399,968
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	506,224
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	505,845
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	12,610,218
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	16,500,000	16,998,089
		34,855,918
Texas — 10.0%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,599,299
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,114,561
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,223,087
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,110,231
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,108,962
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	214,532
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	406,798
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	351,321
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	528,332
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	393,350
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	572,767
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	935,790
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	482,728
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/27 (PSF-GTD)	350,000	371,976

	Principal Amount	Value
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/28 (PSF-GTD)	$290,000	$309,437
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/29 (PSF-GTD)	285,000	305,336
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/30 (PSF-GTD)	305,000	327,762
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/31 (PSF-GTD)	315,000	339,741
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,391,677
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,780,480
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,311,167
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,562,092
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,949,563
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,373,905
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,382,549
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,115,180
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,271,716
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,933,474
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,415,218
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,032,794
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45, Prerefunded at 100% of Par(3)	2,000,000	2,174,898
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,104,082
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,713,180
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	2,744,314
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	3,673,053
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,004,782
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,097,457
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,193,663
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	541,051
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,580,124
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,179,753
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,877,620
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,025,638
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	406,695
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	494,412
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	250,125
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	209,387

	Principal Amount	Value
El Paso Water & Sewer Rev., 4.00%, 3/1/29	$1,160,000	$1,223,704
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	526,222
El Paso Water & Sewer Rev., 5.00%, 3/1/36	9,190,000	10,675,683
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	1,400,000	1,489,367
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,715,877
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,546,050
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,552,144
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,168,552
Fort Bend Independent School District GO, VRN, 0.72%, 8/1/51 (PSF-GTD)	5,000,000	4,612,918
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,735,626
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,200,269
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,157,248
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,311,785
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,452,977
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,803,880
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,626,618
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,081,512
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,079,583
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	1,000,000	1,020,492
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,683,407
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,011,785
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	879,760
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	738,644
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	800,345
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,053,322
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	537,602
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,421,683
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,051,418
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	509,016
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,048,757
Houston Airport System Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	2,560,000	2,568,084
Houston Airport System Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	4,000,000	4,012,631
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,047,524
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	481,791
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,109,403
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,062,256
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,164,192
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	748,272

	Principal Amount	Value
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	$2,000,000	$2,142,134
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,497,882
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,593,193
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,057,756
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,580,083
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	253,301
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	510,554
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	269,718
Irving Hospital Authority Rev., VRN, 1.92%, (MUNIPSA plus 1.10%), 10/15/44(3)	1,580,000	1,582,700
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)(2)	600,000	633,742
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)(2)	1,000,000	1,052,968
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)(2)	1,000,000	1,049,843
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)(2)	1,000,000	1,046,218
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/25 (AGM)	890,000	961,124
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/27 (AGM)	1,050,000	1,168,440
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/28 (AGM)	1,250,000	1,403,336
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,189,096
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	767,967
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	500,844
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	537,681
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29, Prerefunded at 100% of Par(3)	1,000,000	1,124,638
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32, Prerefunded at 100% of Par(3)	1,670,000	1,878,146
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37, Prerefunded at 100% of Par(3)	1,000,000	1,124,638
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42, Prerefunded at 100% of Par(3)	1,000,000	1,124,638
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,757,877
North Texas Tollway Authority Rev., 5.00%, 1/1/24(3)	1,145,000	1,202,917
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,465,448
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,087,425
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,346,920
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,342,961
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,813,943
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,138,335
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,594,242

	Principal Amount	Value
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	$2,000,000	$2,121,739
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,487,664
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,135,781
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,188,414
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,392,374
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,414,853
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,332,666
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,064,855
Port Authority of Houston of Harris County Texas Rev., 4.00%, 10/1/36	3,000,000	3,171,127
Port Authority of Houston of Harris County Texas Rev., 4.00%, 10/1/38	4,835,000	5,061,973
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)(2)	500,000	538,778
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)(2)	1,000,000	1,100,792
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)(2)	750,000	842,883
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)(2)	500,000	571,194
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)(2)	650,000	752,776
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)(2)	4,160,000	4,397,935
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)(2)	4,290,000	4,525,387
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,233,454
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	7,441,664
San Antonio Water System Rev., 5.00%, 5/15/41	3,000,000	3,492,935
San Antonio Water System Rev., 5.00%, 5/15/42	1,000,000	1,161,765
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,005,639
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,079,045
State of Texas GO, 5.00%, 8/1/38	1,875,000	2,022,021
State of Texas GO, 5.00%, 8/1/39	2,460,000	2,650,553
State of Texas GO, 5.00%, 8/1/40	1,185,000	1,276,040
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	2,960,534
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,103,951
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,965,000	4,269,771
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22 (GA: Macquarie Group Ltd.)	1,000,000	1,013,942
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23 (GA: Macquarie Group Ltd.)	1,150,000	1,186,779
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	1,850,000	1,976,470
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,011,473

	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	$1,500,000	$1,515,449
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,319,077
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,477,455
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,618,560
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,078,837
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,553,993
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	11,399,429
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	2,705,226
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	16,500,101
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	5,566,335
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	5,827,457
University of Houston Rev., 5.00%, 2/15/27	8,100,000	8,895,685
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,210,617
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	17,333,661
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	753,019
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,638,377
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,300,666
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,090,139
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,241,981
		386,210,457
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,328,220
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,262,471
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,057,284
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,104,676
		7,752,651
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	215,000	221,783
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	781,639
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,468,121
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	654,896
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,077,839
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	842,680
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,068,582
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	958,796
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	530,112
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,250,920
		11,855,368
Virginia — 1.0%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/24	1,250,000	1,321,854

	Principal Amount	Value
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	$1,670,000	$1,871,672
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	6,015,293
Fairfax County Sewer Rev., 4.00%, 7/15/40	3,700,000	3,971,630
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,176,667
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,804,293
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40	500,000	489,159
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45	700,000	667,244
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	654,917
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), VRDN, 0.65%, 6/1/22 (LOC: Truist Bank)	300,000	300,000
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	280,000	279,177
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	717,568
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,514,422
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	683,217
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,071,952
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,075,161
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	747,547
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	451,774
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	514,409
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	470,072
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	788,934
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,046,292
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,211,242
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,304,971
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	4,071,701
		39,221,168
Washington — 3.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,342,720
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32(2)	1,000,000	1,213,441
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33(2)	3,000,000	3,616,063

	Principal Amount	Value
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	$7,000,000	$8,049,166
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	12,635,680
Seattle Municipal Light & Power Rev., VRN, 1.07%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,759,827
State of Washington GO, 5.00%, 7/1/24	12,000,000	12,763,498
State of Washington GO, 4.00%, 7/1/26	10,000,000	10,734,055
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,710,585
State of Washington GO, 5.00%, 8/1/29	18,795,000	20,352,371
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,800,854
State of Washington GO, 5.00%, 6/1/34	1,500,000	1,747,675
State of Washington GO, 5.00%, 6/1/35	1,500,000	1,745,300
State of Washington GO, 4.00%, 7/1/39	3,730,000	4,002,546
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,082,318
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	6,000,000	6,454,591
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.87%, (MUNIPSA plus 1.05%), 1/1/42, Prerefunded at 100% of Par(3)	2,000,000	2,005,932
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	6,914,494
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,166,352
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,187,728
		136,285,196
Wisconsin — 1.0%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	597,934
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,442,615
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	1,050,653
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	769,122
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	823,363
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	343,300
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	833,077
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	310,423
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	308,181
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	332,960
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,095,423
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	607,918
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,008,459
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,764,183
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,895,327

	Principal Amount	Value
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	$2,800,000	$3,037,261
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,145,895
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,420,680
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,049,653
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,604,027
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	270,000	267,749
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	531,292
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,225,157
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(1)	1,000,000	908,727
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	1,250,000	1,077,495
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	619,577
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,939,590
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	714,350
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,497,741
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,675,909
		36,898,041
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,867,148,225)		3,845,763,775
OTHER ASSETS AND LIABILITIES†		(1,708,708)
TOTAL NET ASSETS — 100.0%		$3,844,055,067

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	508	September 2022	$60,682,188	$2,010
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $157,745,907, which represented 4.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2022
Assets
Investment securities, at value (cost of $3,867,148,225)	$3,845,763,775
Cash	6,962,598
Deposits with broker for futures contracts	863,600
Receivable for investments sold	3,332,781
Receivable for capital shares sold	14,812,941
Interest and dividends receivable	47,040,815
3,918,776,510

Liabilities
Payable for investments purchased	59,427,486
Payable for capital shares redeemed	12,785,392
Payable for variation margin on futures contracts	609,734
Accrued management fees	935,768
Distribution and service fees payable	8,932
Dividends payable	954,131
74,721,443

Net Assets	$3,844,055,067

Net Assets Consist of:
Capital paid in	$3,912,606,380
Distributable earnings	(68,551,313)
$3,844,055,067

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$743,365,754	67,827,461	$10.96
I Class	$1,858,776,322	169,543,214	$10.96
Y Class	$1,212,545,778	110,665,457	$10.96
A Class	$25,286,915	2,306,580	$10.96*
C Class	$4,080,298	372,450	$10.96
*Maximum offering price $11.48 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2022
Investment Income (Loss)
Income:
Interest	$108,744,050
Dividends	593,666
109,337,716

Expenses:
Management fees	11,866,991
Distribution and service fees:
A Class	84,739
C Class	47,366
Trustees' fees and expenses	257,311
Other expenses	1,263
12,257,670

Net investment income (loss)	97,080,046

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(45,527,131)
Futures contract transactions	1,228,168
(44,298,963)

Change in net unrealized appreciation (depreciation) on:
Investments	(302,653,656)
Futures contracts	2,010
(302,651,646)

Net realized and unrealized gain (loss)	(346,950,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(249,870,563)

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2022 AND MAY 31, 2021
Increase (Decrease) in Net Assets	May 31, 2022	May 31, 2021
Operations
Net investment income (loss)	$97,080,046	$99,891,235
Net realized gain (loss)	(44,298,963)	13,987,002
Change in net unrealized appreciation (depreciation)	(302,651,646)	149,314,194
Net increase (decrease) in net assets resulting from operations	(249,870,563)	263,192,431

Distributions to Shareholders
From earnings:
Investor Class	(17,690,255)	(21,776,191)
I Class	(41,272,135)	(35,426,560)
Y Class	(37,416,866)	(41,868,434)
A Class	(645,598)	(733,014)
C Class	(55,015)	(86,459)
Decrease in net assets from distributions	(97,079,869)	(99,890,658)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,763,367)	43,835,338

Net increase (decrease) in net assets	(366,713,799)	207,137,111

Net Assets
Beginning of period	4,210,768,866	4,003,631,755
End of period	$3,844,055,067	$4,210,768,866

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2022

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.45%
I Class		0.0500% to 0.1100%	0.25%
Y Class		0.0200% to 0.0800%	0.22%
A Class		0.2500% to 0.3100%	0.45%
C Class		0.2500% to 0.3100%	0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $70,155,000 and $57,030,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $2,113,441,295 and $2,077,281,362, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2022		Year ended May 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,692,367	$146,837,330	15,060,821	$177,336,890
Issued in reinvestment of distributions	1,423,820	16,505,030	1,723,002	20,286,467
Redeemed	(16,247,701)	(185,834,691)	(42,419,810)	(499,345,113)
	(2,131,514)	(22,492,331)	(25,635,987)	(301,721,756)
I Class
Sold	111,702,726	1,253,401,757	70,254,993	827,666,516
Issued in reinvestment of distributions	3,434,273	39,742,656	2,870,023	33,850,363
Redeemed	(88,402,429)	(989,816,855)	(26,522,797)	(312,595,361)
	26,734,570	303,327,558	46,602,219	548,921,518
Y Class
Sold	29,775,606	340,769,381	21,700,699	255,450,362
Issued in reinvestment of distributions	2,600,009	30,224,645	2,934,889	34,558,728
Redeemed	(58,490,135)	(660,976,687)	(42,353,635)	(496,625,622)
	(26,114,520)	(289,982,661)	(17,718,047)	(206,616,532)
A Class
Sold	217,291	2,544,517	1,269,413	14,969,151
Issued in reinvestment of distributions	52,815	614,414	59,589	702,347
Redeemed	(1,164,225)	(13,435,420)	(734,666)	(8,685,053)
	(894,119)	(10,276,489)	594,336	6,986,445
C Class
Sold	99,396	1,160,930	144,526	1,708,225
Issued in reinvestment of distributions	4,753	55,015	7,046	82,877
Redeemed	(136,026)	(1,555,389)	(469,062)	(5,525,439)
	(31,877)	(339,444)	(317,490)	(3,734,337)
Net increase (decrease)	(2,437,460)	$(19,763,367)	3,525,031	$43,835,338

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,845,763,775	—

Other Financial Instruments
Futures Contracts	$2,010	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $35,249,438 futures contracts sold.

The value of interest rate risk derivative instruments as of May 31, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $609,734 in payable for variation margin on futures contracts.* For the year ended May 31, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,228,168 in net realized gain (loss) on futures contract transactions and $2,010 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

9. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2022 and May 31, 2021 were as follows:

	2022	2021
Distributions Paid From
Exempt income	$97,079,869	$99,890,658
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,868,186,534
Gross tax appreciation of investments	$45,754,899
Gross tax depreciation of investments	(68,177,658)
Net tax appreciation (depreciation) of investments	$(22,422,759)
Undistributed exempt income	$596
Accumulated short-term capital losses	$(31,075,395)
Accumulated long-term capital losses	$(15,053,755)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
I Class
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
Y Class
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
C Class
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2022, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Intermediate-Term Tax-Free Bond Fund of the American Century Municipal Trust as of May 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended May 31, 2021, and the financial highlights for each of the four years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 21, 2022

We have served as the auditor of one or more American Century investment companies since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow,9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	34	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc. (2012 to 2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	74	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, 2K (interactive entertainment) (2021 to present); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	34	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	34	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	34	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	34	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	34	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	138	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $96,125,319 as exempt interest dividends for the fiscal year ended May 31, 2022.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 2207

Annual Report

May 31, 2022

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Rising Rates Led to Losses for Municipal Bonds

Market conditions changed dramatically during the 12-month period. Early on, upbeat economic activity and solid investor demand supported municipal bonds (munis). Additionally, expectations for higher federal tax rates and increased federal support for state and local governments further aided the broad muni market.
By August, Treasury and municipal bond yields began climbing, and the municipal bond rally stalled. Uncertainties surrounding proposed Biden administration tax and spending programs contributed to the market’s cool off. Additionally, the muni market’s reaction to the November passage of the Infrastructure Investment and Jobs Act was lackluster. Meanwhile, inflation had been steadily climbing, prompting the Federal Reserve (Fed) to adopt a more hawkish tone and start tapering its asset purchases.
With inflation hitting a 40-year high in early 2022, the Fed launched its first rate-hike campaign in more than three years. Anticipating aggressive Fed tightening and weaker economic growth, U.S. bonds, including munis, sold off sharply. In addition, Russia’s invasion of Ukraine in February contributed to broad market unrest. The Fed lifted rates again in May, its first half-point hike in 22 years, and suggested more rate hikes were in store.

Soaring inflation and a hawkish Fed left yields sharply higher than they were a year earlier, even as U.S. growth weakened. Most U.S. fixed-income sectors posted negative 12-month returns. Municipal bonds generally fared better than the broad U.S. Treasury market, and high-yield munis modestly outperformed investment-grade munis.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of May 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	0.04%	0.55%	0.31%	7/31/84
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

MAY 31, 2022
Yields
7-Day Current Yield	0.34%
7-Day Effective Yield	0.34%

Portfolio at a Glance
Weighted Average Maturity	22 days
Weighted Average Life	30 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	89%
31-90 days	5%
91-180 days	2%
More than 180 days	4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.30	$1.55	0.31%
Hypothetical
Investor Class	$1,000	$1,023.39	$1.56	0.31%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

MAY 31, 2022

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.9%
Alabama — 2.2%
Alabama Housing Finance Authority Rev., (Pedcor Investments-2006-XC LP), VRDN, 0.87%, 6/7/22 (LOC: U.S. Bank N.A.)	$100,000	$100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.99%, 6/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	3,275,000	3,275,000
		3,375,000
Arizona — 4.8%
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 0.85%, 6/7/22 (LOC: Wells Fargo Bank N.A.)	5,200,000	5,200,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.99%, 6/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,335,000	2,335,000
		7,535,000
California — 15.7%
California Health Facilities Financing Authority Rev., 0.17%, 6/2/22	3,000,000	3,000,000
California Statewide Communities Development Authority Rev., 0.17%, 6/7/22	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., 0.16%, 6/9/22	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (Kelvin Court LP), VRDN, 0.84%, 6/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	3,000,000	3,000,000
California Statewide Communities Development Authority Rev., (Sarich Family Living Trust), VRDN, 0.88%, 6/7/22 (LOC: Bank of the West)	800,000	800,000
Irvine Ranch Water District Special Assessment, VRN, 0.85%, (MUNIPSA plus 0.06%), 10/1/37	4,500,000	4,500,000
Los Angeles Rev., 4.00%, 6/23/22	500,000	501,167
Los Angeles County Metropolitan Transportation Authority, 0.72%, 6/1/22 (LOC: Barclays Bank PLC)	500,000	500,000
Riverside County Industrial Development Authority Rev., (UFP Western Division, Inc.), VRDN, 0.89%, 6/7/22 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
San Francisco City & County Public Utilities Commission Power Rev., 0.70%, 6/8/22 (LOC: Bank of America N.A.)	3,300,000	3,300,000
State of California Department of Water Resources, 0.95%, 6/29/22	1,555,000	1,555,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.83%, 6/7/22 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,225,000	2,225,000
		24,381,167
Colorado — 2.0%
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 0.93%, 7/1/22 (LOC: Wells Fargo Bank N.A.)	645,000	645,000
Sheridan Redevelopment Agency Tax Allocation, (South Santa Fe Drive), VRDN, 0.82%, 6/7/22 (LOC: JPMorgan Chase Bank N.A.)	2,530,000	2,530,000
		3,175,000
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/57	2,000,000	2,037,492
7

	Principal Amount	Value
Delaware — 0.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.99%, 6/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$380,000	$380,000
District of Columbia — 0.5%
District of Columbia Rev., (Progressive Life Center, Inc.), VRDN, 0.91%, 6/7/22 (LOC: Truist Bank)	820,000	820,000
Florida — 5.8%
Alachua County Housing Finance Authority Rev., (Santa Fe Oaks Phase I Ltd.), VRDN, 0.86%, 6/7/22 (LOC: Citibank N.A.)	100,000	100,000
Florida Housing Finance Corp. Rev., (Boynton Bay Ltd.), VRDN, 0.83%, 6/7/22 (LOC: Citibank N.A.)	2,075,000	2,075,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 0.88%, 6/7/22 (LOC: Bank of America N.A.)	1,000,000	1,000,000
JEA Water & Sewer System Rev., VRDN, 0.85%, 6/7/22 (SBBPA: State Street Bank & Trust Co.)	640,000	640,000
Mizuho Floater/Residual Trust Rev., VRDN, 1.04%, 7/5/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,990,000	2,990,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 0.88%, 6/7/22 (LOC: Wells Fargo Bank N.A.)	480,000	480,000
Sumter County Industrial Development Authority Rev., (American Cement Co. LLC), VRDN, 0.87%, 6/7/22 (LOC: Bank of America N.A.)	1,800,000	1,800,000
		9,085,000
Georgia — 0.6%
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.85%, 6/7/22 (LOC: Bank of America N.A.)	935,000	935,000
Illinois — 9.5%
Illinois Development Finance Authority Rev., (North Shore Country Day School), VRDN, 0.88%, 6/7/22 (LOC: BMO Harris Bank N.A.)	2,700,000	2,700,000
Illinois Educational Facilities Authority Rev., (Columbia College Chicago), VRDN, 0.86%, 6/7/22 (LOC: BMO Harris Bank N.A.)	652,000	652,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 0.84%, 6/7/22 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), VRDN, 0.63%, 6/1/22 (LOC: PNC Bank N.A.)	1,150,000	1,150,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 0.83%, 6/7/22 (LOC: Northern Trust Company)	545,000	545,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.85%, 6/7/22 (LOC: PNC Bank N.A.)	2,400,000	2,400,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.18%, 6/7/22 (LOC: First National Bank and FHLB)	1,390,000	1,390,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 0.84%, 6/7/22 (LOC: FHLMC)	5,225,000	5,225,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.83%, 6/7/22 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	165,000	165,000
		14,727,000
Indiana — 2.7%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 0.86%, 6/7/22 (LOC: U.S. Bank N.A.)(1)	735,000	735,000
Indiana Finance Authority Rev., (Fulcrum Centerpoint LLC), VRN, 0.28%, 12/15/45	3,500,000	3,500,000
		4,235,000
8

	Principal Amount	Value
Iowa — 3.1%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 0.82%, 6/7/22 (LOC: Farmers State Bank and U.S. Bank N.A.)	$4,810,000	$4,810,000
Louisiana — 4.1%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 0.83%, 6/7/22 (LOC: FHLMC)	3,930,000	3,930,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 2.00%, 6/7/22 (LOC: Community Bank and FHLB)	2,480,000	2,480,000
		6,410,000
Massachusetts — 1.0%
Massachusetts Housing Finance Agency Rev., 0.25%, 12/1/22	1,500,000	1,500,000
Michigan — 2.2%
Michigan Finance Authority Rev., 3.00%, 7/20/22	2,275,000	2,283,831
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.99%, 6/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	1,100,000	1,100,000
		3,383,831
Minnesota — 7.1%
Minneapolis Rev., (Children's Theatre Co.), VRDN, 0.93%, 6/7/22 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 0.88%, 6/7/22	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.91%, 6/7/22 (LIQ FAC: FHLMC)	5,335,000	5,334,968
State of Minnesota GO, 5.00%, 8/1/22	1,000,000	1,008,110
		11,093,078
Mississippi — 1.1%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.81%, 6/7/22 (GA: Chevron Corp.)	1,750,000	1,750,000
Missouri — 0.3%
Wright City Rev., (MB Realty LLC), VRDN, 0.98%, 6/7/22 (LOC: Bank of America N.A.)	460,000	460,000
Nebraska — 0.3%
Douglas County Hospital Authority No. 2 Rev., (Children's Hospital Obligated Group), VRDN, 0.62%, 6/1/22 (LOC: U.S. Bank N.A.)	400,000	400,000
New Jersey — 1.3%
Burlington County Bridge Commission Rev., (Burlington County), 3.00%, 4/14/23	2,000,000	2,020,458
New York — 3.5%
New York City GO, VRDN, 0.65%, 6/1/22 (SBBPA: Barclays Bank PLC)	200,000	200,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.85%, 6/7/22 (LOC: Citibank N.A.)	500,000	500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.83%, 6/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,750,000	2,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.91%, 6/7/22 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,015,000	2,015,000
		5,465,000
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.93%, 6/7/22 (LOC: Truist Bank)	370,000	370,000
North Carolina Eastern Municipal Power Agency Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(2)	1,050,000	1,053,837
		1,423,837
9

	Principal Amount	Value
Ohio — 6.0%
Akron Bath Copley Joint Township Hospital District Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 0.87%, 6/7/22 (LOC: Truist Bank)	$2,355,000	$2,355,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 0.83%, 6/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.84%, 6/7/22 (LIQ FAC: Citibank N.A.)(1)	4,000,000	4,000,000
		9,255,000
Pennsylvania — 5.8%
Allegheny County Hospital Development Authority Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 0.87%, 6/7/22 (LOC: Truist Bank)	1,895,000	1,895,000
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRDN, 1.40%, 6/7/22 (LOC: MUFG Bank Ltd.)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.82%, 6/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.93%, 6/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(GA: JPMorgan Chase Bank N.A.)(1)	3,075,000	3,075,000
		8,970,000
South Carolina — 0.5%
South Carolina Public Service Authority Rev., VRDN, 0.86%, 6/7/22 (LOC: Bank of America N.A.)	700,000	700,000
Tennessee — 6.0%
Clarksville Public Building Authority Rev., VRDN, 0.84%, 6/7/22 (LOC: Bank of America N.A.) (Acquired 1/3/22, Cost $530,000)(3)	530,000	530,000
Montgomery County Public Building Authority Rev., VRDN, 0.84%, 6/7/22 (LOC: Bank of America N.A.) (Acquired 4/6/21 - 5/25/21, Cost $2,975,000)(3)	2,975,000	2,975,000
Public Building Authority of Blount County Tennessee Rev., VRDN, 0.91%, 6/7/22 (CNTY GTD) (LOC: Truist Bank)	900,000	900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.93%, 6/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
		9,405,000
Texas — 2.2%
Austin Independent School District GO, 5.00%, 8/1/22 (PSF-GTD)(LOC: Texas Permanent School Fund)	1,000,000	1,007,558
Mission Economic Development Corp. Rev., VRDN, 0.98%, 6/7/22 (LOC: Wells Fargo Bank N.A.)	2,065,000	2,065,000
State of Texas GO, VRDN, 0.75%, 6/7/22 (SBBPA: FHLB)	170,000	170,000
State of Texas GO, VRDN, 0.88%, 6/7/22 (SBBPA: State Street Bank & Trust Co.)	140,000	140,000
		3,382,558
Virginia — 2.5%
Fairfax County Economic Development Authority Rev., (Mount Vernon Ladies' Association of the Union), VRDN, 0.85%, 6/7/22 (LOC: Truist Bank)	3,850,000	3,850,000
Washington — 1.4%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.98%, 6/7/22 (LOC: FHLB and Homestreet Bank)	1,310,000	1,310,000
Washington State Housing Finance Commission Rev., (Redmond Ridge Apartments LLC), VRDN, 0.81%, 6/7/22 (LOC: FHLB and East West Bank)	930,000	930,000
		2,240,000
10

	Principal Amount	Value
West Virginia — 0.8%
West Virginia Hospital Finance Authority Rev., (Cabell Huntington Hospital, Inc.), VRDN, 0.91%, 6/7/22 (LOC: Truist Bank)	$1,290,000	$1,290,000
Wisconsin — 2.5%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.99%, 6/7/22 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	1,645,000	1,645,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.01%, 6/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,196,000	2,196,000
		3,841,000
TOTAL INVESTMENT SECURITIES — 97.9%		152,335,421
OTHER ASSETS AND LIABILITIES — 2.1%		3,326,721
TOTAL NET ASSETS — 100.0%		$155,662,142

NOTES TO SCHEDULE OF INVESTMENTS
CNTY GTD	-	County Guaranteed
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,786,000, which represented 24.3% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,505,000, which represented 2.3% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MAY 31, 2022
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$152,335,421
Cash	27,375
Receivable for investments sold	435,060
Receivable for capital shares sold	2,797,320
Interest receivable	299,618
155,894,794

Liabilities
Payable for capital shares redeemed	168,435
Accrued management fees	64,076
Dividends payable	141
232,652

Net Assets	$155,662,142

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	155,681,973

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$155,662,142

See Notes to Financial Statements.
12

Statement of Operations

YEAR ENDED MAY 31, 2022
Investment Income (Loss)
Income:
Interest	$374,095

Expenses:
Management fees	755,890
Trustees' fees and expenses	9,470
Other expenses	103
765,463
Fees waived	(447,360)
318,103

Net investment income (loss)	55,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,992

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2022 AND MAY 31, 2021
Increase (Decrease) in Net Assets	May 31, 2022	May 31, 2021
Operations
Net investment income (loss)	$55,992	$15,890

Distributions to Shareholders
From earnings	(55,992)	(15,890)

Capital Share Transactions
Proceeds from shares sold	131,363,802	118,891,461
Proceeds from reinvestment of distributions	55,331	15,317
Payments for shares redeemed	(130,071,385)	(124,283,867)
Net increase (decrease) in net assets from capital share transactions	1,347,748	(5,377,089)

Net increase (decrease) in net assets	1,347,748	(5,377,089)

Net Assets
Beginning of period	154,314,394	159,691,483
End of period	$155,662,142	$154,314,394

Transactions in Shares of the Fund
Sold	131,363,802	118,891,461
Issued in reinvestment of distributions	55,331	15,317
Redeemed	(130,071,385)	(124,283,867)
Net increase (decrease) in shares of the fund	1,347,748	(5,377,089)

See Notes to Financial Statements.
14

Notes to Financial Statements

MAY 31, 2022

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2022 was 0.49% before waiver and 0.20% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,125,000 and $13,270,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

16

6. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2022 and May 31, 2021 were as follows:

	2022	2021
Distributions Paid From
Exempt income	$55,992	$15,890
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(2)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2022, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Tax-Free Money Market Fund of the American Century Municipal Trust as of May 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended May 31, 2021, and the financial highlights for each of the four years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 21, 2022

We have served as the auditor of one or more American Century investment companies since 1997.
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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow,9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	34	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc. (2012 to 2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	74	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, 2K (interactive entertainment) (2021 to present); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	34	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	34	None
20

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	34	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	34	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	34	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	138	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

21

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $55,992 as exempt interest dividends for the fiscal year ended May 31, 2022.
25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 2207

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and Peter F. Pervere are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2021: $85,805
FY 2022: $77,501

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2021: $144,500
FY 2022: $2,832,126

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 28, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2022